1933 Act File No. 33-31602
                                                      1940 Act File No. 811-5950

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 X
                                                                      ------

      Pre-Effective Amendment No.         ...........................

      Post-Effective Amendment No.  29     ..........................   X
                                  ---------                           ---------

                                                                and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          X
                                                                       ---------

      Amendment No. 30   ............................................  X
                   ------                                            ------

                         MONEY MARKET OBLIGATIONS TRUST

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

 _ immediately upon filing pursuant to paragraph (b) __ on ___________________, pursuant to paragraph (b) _ 60 days after filing pursuant to paragraph (a) (i) X on August 31, 1999 pursuant to paragraph (a) (i)
    75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Copies to:          Matthew G. Maloney, Esquire
                    Dickstein Shapiro Morin & Oshinsky LLP
                    2101 L Street, N.W.
                    Washington, DC  20037



Prospectus



AUTOMATED GOVERNMENT CASH RESERVES

A Portfolio of Money Market Obligations Trust

A money market mutual fund seeking current income with stability of principal and liquidity by investing only in a portfolio of U.S. government securities maturing in 397 days or less.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.







                Contents
                Risk/Return Summary
                What are the Fund's Fees and Expenses?
                What are the Fund's Investment Strategies?
                What are the Principal Securities in Which the Fund Invests? What are the Specific Risks of Investing in the Fund?
                What do Shares Cost?
                How is the Fund Sold?
                How to Purchase Shares
                How to Redeem Shares
                Account and Share Information
                Who Manages the Fund?
                Financial Information





July ____, 1999

RISK/RETURN SUMMARY


WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund's investment objective is current income with stability of principal and liquidity. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.


WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?
The Fund invests only in a portfolio of U.S. Treasury and government agency securities maturing in 397 days or less that pay interest exempt from state personal income tax. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
Although the Fund seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table
The Bar Chart and Performance Table below reflect historical performance data for Automated Government Cash Reserves (the "Former Fund") prior to its reorganization into the Fund, which is a newly created portfolio of Money Market Obligations Trust (the "Trust"). On the date of the reorganization, ________, 1999, the Former Fund was dissolved and its net assets (inclusive of liabilities recorded on the Former Fund's records) were transferred to the Fund.

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Former Fund as of the calendar year-end for each of eight years.

The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 1% up to 6%.

The `x' axis represents calculation periods from the earliest first full calendar year end of the Former Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features eight distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Former Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1991 through 1998. The percentages noted are: 5.60%, 3.29%, 2.71%, 3.81%, 5.45%, 4.89%, 5.04% and 4.96%.

Historically, the Former Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Former Fund's total returns on a calendar year-end basis.

The Former Fund's Shares were not sold subject to a sales charge (load). The total returns displayed above are based upon the net asset value.

The Former Fund's total return from January 1, 1999 to March 31, 1999 was 1.08%.

Within the period shown in the Chart, the Former Fund's highest quarterly return was 1.54% (quarter ended March 31, 1991). Its lowest quarterly return was 0.66% (quarters ended March 31, 1993 and June 30, 1993).

The following table represents the Fund's Average Annual Total Returns for the calendar periods ending December 31, 1998.


Average Annual Total Return Table
Calendar Period       Fund
1 Year                4.96%
5 Years               4.83%
Start of Performance1 4.80%

1 The Former Fund's start of performance date was February 2, 1990. The Former Fund's 7-Day Net Yield as of December 31, 1998 was 4.54%.

Investors may call the Fund at 1-800-341-7400 to acquire the current 7-Day Net Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

WHAT ARE THE FUND'S FEES AND EXPENSES?


automated government CASH RESERVES

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment


Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering    None
price)
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase       None
price or redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other           None
Distributions) (as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if applicable)               None
Exchange Fee                                                                     None

Annual Fund Operating Expenses (Before Waiver)(1) Expenses That are Deducted
From Fund Assets (as a percentage of average net assets) Management Fee (2)
0.50% Distribution (12b-1) Fee None Shareholder Services Fee 0.25% Other
Expenses 0.12% Total Annual Fund Operating Expenses (3) 0.87% 1 Although not contractually obligated to do so, the adviser expects to waive certain amounts during the fiscal year ending April 30, 2000. These are shown below along with the net expenses the Fund expects to actually pay for the fiscal year ending April 30, 2000.

   Total Waiver of Fund Expenses                                                 0.27%
   Total Actual Annual Fund Operating Expenses (after waivers) (3)               0.60%

2 The adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.23% for the fiscal year ending April 30, 2000.

3 For the fiscal year ended April 30, 1999, prior to the reorganization of Automated Government Cash Reserves, the Former Fund, as a portfolio of Money Market Obligations Trust, the Total Annual Fund Operating Expenses and Total Actual Annual Fund Operating Expenses (after waivers) were 0.86% and 0.59%, respectively.



Example
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are before waivers as estimated in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

         1 Year       3 Years        5 Years       10 Years
Fund        $89          $278           $482         $1,073

WHAT ARE THE FUND'S INVESTMENT STRATEGIES?
The Fund invests only in a portfolio of U.S. Treasury and government agency securities maturing in 397 days or less. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less.

The adviser targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The adviser formulates its interest rate outlook by analyzing a variety of factors, such as:

o current U.S. economic activity and the economic outlook ;

o current short-term interest rates;

o the Federal Reserve Board's policies regarding short-term interest rates, and

o the potential effects of foreign economic activity on U.S. short-term interest rates.

The adviser generally shortens the portfolio's dollar-weighted average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. The adviser selects securities used to lengthen or shorten the portfolio's dollar-weighted average maturity by comparing the returns currently offered by different investments to their historical and expected returns.


WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?
Fixed Income Securities

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. The Fund invests in the following types of fixed income securities.

     Treasury securities

     Treasury securities are direct obligations of the federal government of the United States.

     Agency securities

     Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.


WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

Although there are many factors that may affect an investment in the Fund, the principal risk of investing in a U.S. government money market fund is described below.

Interest Rate Risk

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.


WHAT DO SHARES COST?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the net asset value (NAV) of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge. NAV is determined at 12:00 noon, 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.


HOW IS THE FUND SOLD?

The Fund's Distributor markets the Shares described in this prospectus to institutional investors, such as corporations, unions, hospitals, insurance companies and municipalities, or individuals, directly or through investment professionals.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).


HOW TO PURCHASE SHARES

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.


THROUGH AN INVESTMENT PROFESSIONAL
o        Establish an account with the investment professional; and

o Submit your purchase order to the investment professional before 2:00 (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 2:00 (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."


DIRECTLY FROM THE FUND

o Establish your account with the Fund by submitting a completed New Account Form; and

o        Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.


By Wire Send your wire to:

   State Street Bank and Trust Company
   Boston, MA
   Dollar Amount of Wire
   ABA Number 011000028
   Attention: EDGEWIRE
   Wire Order Number, Dealer Number, or Group Number
   Nominee/Institution Name
   Fund Name and Number and Account Number
You cannot purchase Shares by wire on holidays when wire transfers are restricted.


By Check
Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

   Federated Shareholder Services Company
   P.O. Box 8600
   Boston, MA 02266-8600
If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

   Federated Shareholder Services Company
   1099 Hingham Street
   Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.


BY Automatic Investments
You may establish an account with your financial institution to automatically purchase Shares on pre-determined dates or when your bank account reaches a certain level. Under this program, participating financial institutions are responsible for prompt transmission of orders and may charge you for this service. You should read this prospectus along with your financial institution's agreement or materials describing this service.


BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.


RETIREMENT INVESTMENTS
You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

HOW TO REDEEM SHARES

You should redeem Shares:

o through an investment professional if you purchased Shares through an investment professional; or

o        directly from the Fund if you purchased Shares directly from the Fund.


THROUGH AN INVESTMENT PROFESSIONAL
Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.


DIRECTLY FROM THE FUND

By Telephone
You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.

If you call before 2:00 p.m. (Eastern time) your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 2:00 p.m. (Eastern time) your redemption will be wired to you the following business day. You will receive that day's dividend.


By Mail
You may redeem Shares by mailing a written request to the Fund.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:
   Federated Shareholder Services Company
   P.O. Box 8600
   Boston, MA 02266-8600
Send requests by private courier or overnight delivery service to:

   Federated Shareholder Services Company
   1099 Hingham Street
   Rockland, MA 02370-3317 All requests must include:

o        Fund Name and Share Class, account number and account registration;

o        amount to be redeemed; and

o        signatures of all Shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.


Signature Guarantees Signatures must be guaranteed if:

o your redemption will be sent to an address other than the address of record;

o your redemption will be sent to an address of record that was changed within the last 30 days; or

o    a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.


PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

o an electronic transfer to your account at a financial institution that is an ACH member; or

o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.


Redemption in Kind
Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.


LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

o        to allow your purchase to clear;

o        during periods of market volatility; or

o when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.


REDEMPTIONS FROM RETIREMENT ACCOUNTS
In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.


CHECKWRITING
You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.


DEBIT CARD
You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Fund will automatically deduct from your account.




ADDITIONAL CONDITIONS

Telephone Transactions
The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.


Share Certificates
The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.


ACCOUNT AND SHARE INFORMATION


Account Activity
You will receive periodic statements reporting all account activity, including dividends and capital gains paid.


DIVIDENDS AND CAPITAL GAINS
The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase shares by wire, you begin earning dividends on the day your wire is received. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.


ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.


TAX INFORMATION
The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.


WHO MANAGES THE FUND?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which total approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.


Advisory Fees
The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.


Year 2000 Readiness
The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.


FINANCIAL INFORMATION


FINANCIAL HIGHLIGHTS
(TO BE INSERTED IN THE 485b FILING)

41

AUTOMATED GOVERNMENT CASH RESERVES

A Portfolio of Money Market Obligations Trust


A Statement of Additional Information (SAI) dated July ___ 1999, is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Fund's Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the Annual Report, the Semi-Annual Report and other information without charge, and make inquires, call your investment professional or the Fund at 1-800-341-7400.



You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.



Investment Company Act File No . 811-5950
Cusip ________________

000000-00 (7/99)



Statement of Additional Information



AUTOMATED GOVERNMENT CASH RESERVES

A Portfolio of Money Market Obligations Trust


This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Automated Government Cash Reserves
(Fund), dated July ____, 1999.

This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.





   july _____, 1999







                Contents
                How is the Fund Organized?
                Securities in Which the Fund Invests
                What do Shares Cost?
                How is the Fund Sold?
                Subaccounting Services
                Redemption in Kind
                Massachusetts Partnership Law
                Account and Share Information
                Tax Information
                Who Manages and Provides Services to the Fund?
                How Does the Fund Measure Performance?
                Who is Federated Investors, Inc.?
                Financial Information
                Addresses
Cusip ____________

00000000 (7/99)

HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of Money Market Obligations Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund, which was established on December 7, 1989, was reorganized as a portfolio of the Trust on ______________, 1999. The Fund's investment adviser is Federated Investment Management Company.


SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.


SECURITIES DESCRIPTIONS AND TECHNIQUES
Fixed Income Securities
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities. A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields. The following describes the types of fixed income securities in which the Fund invests.
     Treasury Securities
     Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks. Agency Securities Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

     Zero Coupon Securities
     Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate risks and credit risks of a zero coupon security.

     There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

Special Transactions
     Delayed Delivery Transactions
     Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default. Asset Coverage In order to secure its obligations in connection with special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.

INVESTMENT RISKS

There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.


Credit Risk
Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

INVESTMENT LIMITATIONS

Diversification

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Concentration

The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments are not deemed to constitute an industry.

Issuing Senior Securities and Borrowing Money

The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act.

Pledging Assets

The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the pledge.

Lending Cash or Securities

The Fund will not lend any of its assets, except that it may purchase or hold U.S. government securities as permitted by its investment objective, policies and limitations or Declaration of Trust.

Investing in Real Estate

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Underwriting Securities

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Investing in Commodities

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

The above limitations cannot be changed unless authorized by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Buying on Margin

The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

Investing in Illiquid Securities

The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets.

Investing in Securities of Other Investment Companies

The Fund will not purchase securities of other investment companies, except as part of a merger, consolidation, or other acquisition.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

For purposes of the above policy concerning concentration, in conformity with an SEC position, the Fund considers "bank instruments" to be limited to instruments of domestic banks.

Regulatory Compliance

The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the "Rule"), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.


DETERMINING MARKET VALUE OF SECURITIES
The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.


HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.


SHAREHOLDER SERVICES
The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.


SUPPLEMENTAL PAYMENTS
Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.


SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.


REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.


MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.


ACCOUNT AND SHARE INFORMATION


VOTING RIGHTS
Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

 All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

As of ______________, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares:


TAX INFORMATION


FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.


WHO MANAGES AND PROVIDES SERVICES TO THE FUND?


BOARD OF TRUSTEES
The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of fifteen Funds and The Federated Fund Complex is comprised of 56 investment companies, whose investment advisers are affiliated with the Trust's Adviser.

As of ___________, 1999, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding shares.

An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.





Name                                                                                                            Total
Birth Date                                                                                    Aggregate         Compensation From
Address                            Principal Occupations                                      Compensation      Trust and Fund
Position With Trust                for Past Five Years                                        From Trust        Complex
John F. Donahue*+                  Chief Executive Officer and Director or Trustee of                      $0   $0 for the
Birth Date: July 28, 1924          the Federated Fund Complex; Chairman and Director,                           Trust and
Federated Investors Tower          Federated Investors, Inc.; Chairman and Trustee,                             54 other investment
1001 Liberty Avenue                Federated Investment Management Company; Chairman and                        companies
Pittsburgh, PA                     Director, Federated Investment Counseling and                                in the Fund Complex
CHAIRMAN AND TRUSTEE               Federated Global Investment Management Corp.;
                                   Chairman, Passport Research, Ltd.
Thomas G. Bigley                   Director or Trustee of the Federated Fund Complex;                $18, 351   $113,860.22 for the
Birth Date: February 3, 1934       Director, Member of Executive Committee, Children's                          Trust and 54 other
15 Old Timber Trail                Hospital of Pittsburgh; formerly: Senior Partner,                            investment
Pittsburgh, PA                     Ernst & Young LLP; Director, MED 3000 Group, Inc.;                           companies
TRUSTEE                            Director, Member of Executive Committee, University                          in the Fund Complex
                                   of Pittsburgh.

John T. Conroy, Jr.                Director or Trustee of the Federated Fund Complex;                 $20,189   $125,264.48 for the
Birth Date: June 23, 1937          President, Investment Properties Corporation; Senior                         Trust and 54 other
Wood/IPC Commercial Dept.          Vice President, John R. Wood and Associates, Inc.,                           investment
John R. Wood Associates, Inc.      Realtors; Partner or Trustee in private real estate                          companies
Realtors                           ventures in Southwest Florida; formerly: President,                          in the Fund Complex
3255 Tamiami Trail North           Naples Property Management, Inc. and Northgate
Naples, FL                         Village Development Corporation.
TRUSTEE

John F. Cunningham++               Director or Trustee of some of the Federated Fund                       $0   $0 for the Trust
Birth Date: March 5, 1943          Complex; Chairman, President and Chief Executive                             and 26 other
353 El Brillo Way                  Officer, Cunningham & Co., Inc. ; Trustee Associate,                         investment
Palm Beach, FL                     Boston College; Director, EMC Corporation; formerly:                         companies in the
TRUSTEE                            Director, Redgate Communications.                                            Fund Complex

                                   Retired: Chairman of the Board and Chief Executive
                                   Officer, Computer Consoles, Inc., President and Chief
                                   Operating Officer, Wang Laboratories; Director, First
                                   National Bank of Boston; Director, Apollo Computer,
                                   Inc.

Lawrence D. Ellis, M.D.*           Director or Trustee of the Federated Fund Complex;                 $18,351   $113,860.22 for the
Birth Date: October 11, 1932       Professor of Medicine, University of Pittsburgh;                             Trust and 54 other
3471 Fifth Avenue                  Medical Director, University of Pittsburgh Medical                           investment
Suite 1111                         Center - Downtown; Hematologist, Oncologist, and                             companies
Pittsburgh, PA                     Internist, University of Pittsburgh Medical Center;                          in the Fund Complex
TRUSTEE                            Member, National Board of Trustees, Leukemia Society
                                   of America.

Peter E. Madden                    Director or Trustee of the Federated Fund Complex;                 $18,351   $113,860.22 for the
Birth Date: March 16, 1942         formerly: Representative, Commonwealth of                                    Trust and 54 other
One Royal Palm Way                 Massachusetts General Court; President, State Street                         investment
100 Royal Palm Way                 Bank and Trust Company and State Street Corporation.                         companies
Palm Beach, FL                                                                                                  in the Fund Complex
TRUSTEE                            Retired: Director, VISA USA and VISA International;
                                   Chairman and Director, Massachusetts Bankers
                                   Association; Director, Depository Trust Corporation.

Charles F. Mansfield, Jr.++        Director or Trustee of some of the Federated Fund                       $0   $0 for the Trust
Birth Date: April 10, 1945         Complex; Management Consultant.                                              and 26 other
80 South Road                                                                                                   investment
Westhampton Beach, NY TRUSTEE      Retired: Chief Executive Officer, PBTC International                         companies in the
                                   Bank; Chief Financial Officer of Retail Banking                              Fund Complex
                                   Sector, Chase Manhattan Bank; Senior Vice President,
                                   Marine Midland Bank; Vice President, Citibank;
                                   Assistant Professor of Banking and Finance, Frank G.
                                   Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D.,         Director or Trustee of the Federated Fund Complex;                 $18,351   $113,860.22 for the
S.J.D.                             President, Law Professor, Duquesne University;                               Trust and 54 other
Birth Date: December 20, 1932      Consulting Partner, Mollica & Murray.                                        investment
President, Duquesne University                                                                                  companies
Pittsburgh, PA                     Retired: Dean and Professor of Law, University of                            in the Fund Complex
TRUSTEE                            Pittsburgh School of Law; Dean and Professor of Law,
                                   Villanova University School of Law.

Marjorie P. Smuts                  Director or Trustee of the Federated Fund Complex;                 $18,351   $113,860.22 for the
Birth Date: June 21, 1935          Public Relations/Marketing/Conference Planning.                              Trust and 54 other
4905 Bayard Street                                                                                              investment
Pittsburgh, PA                     Retired: National Spokesperson, Aluminum Company of                          companies in the
TRUSTEE                            America; business owner.                                                     Fund Complex

John S. Walsh++                    Director or Trustee of some of the Federated Fund                       $0   $0 for the Trust
Birth Date: November 28, 1957      Complex; President and Director, Heat Wagon, Inc.;                           and 23 other
2007 Sherwood Drive                President and Director, Manufacturers Products, Inc.;                        investment
Valparaiso, IN                     President, Portable Heater Parts, a division of                              companies in the
TRUSTEE                            Manufacturers Products, Inc.; Director, Walsh &                              Fund Complex
                                   Kelly, Inc.; formerly, Vice President, Walsh & Kelly,
                                   Inc.

J. Christopher Donahue+            President or Executive Vice President of the                            $0   $0 for the Trust
Birth Date: April 11, 1949         Federated Fund Complex; Director or Trustee of some                          and 16 other
Federated Investors Tower          of the Funds in the Federated Fund Complex; President                        investment
1001 Liberty Avenue                and Director, Federated Investors, Inc.; President                           companies in the
Pittsburgh, PA                     and Trustee, Federated Investment Management Company;                        Fund Complex
PRESIDENT                          President and Director, Federated Investment
                                   Counseling and Federated Global Investment
                                   Management Corp.; President, Passport
                                   Research, Ltd.; Trustee, Federated
                                   Shareholder Services Company; Director,
                                   Federated Services Company.




Edward C. Gonzales                 Trustee or Director of some of the Funds in the                         $0   $0 for the Trust and
Birth Date: October 22, 1930       Federated Fund Complex; President, Executive Vice                            1 other investment
Federated Investors Tower          President and Treasurer of some of the Funds in the                          companies in the
1001 Liberty Avenue                Federated Fund Complex; Vice Chairman, Federated                             Fund Complex
Pittsburgh, PA                     Investors, Inc.; Vice President, Federated Investment
EXECUTIVE VICE PRESIDENT           Management Company, Federated Investment Counseling,
                                   Federated Global Investment Management Corp. and
                                   Passport Research, Ltd.; Executive Vice President and
                                   Director, Federated Securities Corp.; Trustee,
                                   Federated Shareholder Services Company
John W. McGonigle                  Executive Vice President and Secretary of the                           $0   $0 for the Trust
Birth Date: October 26, 1938       Federated Fund Complex; Executive Vice President,                            and 54 other
Federated Investors Tower          Secretary and Director, Federated Investors, Inc.;                           investment
1001 Liberty Avenue                Trustee, Federated Investment Management Company;                            companies in the
Pittsburgh, PA                     Director, Federated Investment Counseling and                                Fund Complex
EXECUTIVE VICE PRESIDENT AND       Federated Global Investment Management Corp.;
SECRETARY                          Director, Federated Services Company; Director,
                                   Federated Securities Corp.
Richard J. Thomas                  Treasurer of the Federated Fund Complex; Vice                           $0   $0 for the Trust
Birth Date:  June 17, 1954         President - Funds Financial Services Division,                               and 54 other
Federated Investors Tower          Federated Investors, Inc.; Formerly: various                                 investment
1001 Liberty Avenue                management positions within Funds Financial Services                         companies in the
Pittsburgh, PA                     Division of Federated Investors, Inc.                                        Fund Complex
TREASURER

William D. Dawson, III             Chief Investment Officer of this Fund and various                       $0   $0 for the Trust
Birth Date: March 3, 1949          other Funds in the Federated Fund Complex; Executive                         and 41 other
Federated Investors Tower          Vice President, Federated Investment Counseling,                             investment
1001 Liberty Avenue                Federated Global Investment Management Corp.,                                companies in the
Pittsburgh, PA                     Federated Investment Management Company and Passport                         Fund Complex
CHIEF INVESTMENT OFFICER           Research, Ltd.; Registered Representative, Federated
                                   Securities Corp.; Portfolio Manager,
                                   Federated Administrative Services; Vice
                                   President, Federated Investors, Inc.;
                                   formerly: Executive Vice President and Senior
                                   Vice President, Federated Investment
                                   Counseling Institutional Portfolio Management
                                   Services Division; Senior Vice President,
                                   Federated Investment Management Company and
                                   Passport Research, Ltd.
Richard B. Fisher                  President or Vice President of some of the Funds in                     $0   $0 for the Trust
Birth Date: May 17, 1923           the Federated Fund Complex; Director or Trustee of                           and 6 other
Federated Investors Tower          some of the Funds in the Federated Fund Complex;                             investment
1001 Liberty Avenue                Executive Vice President, Federated Investors, Inc.;                         companies in the
Pittsburgh, PA                     Chairman and Director, Federated Securities Corp.                            Fund Complex
VICE PRESIDENT

Deborah A. Cunningham              Deborah A. Cunningham is Vice President of the Trust.                   $0   $0 for the Trust
Birth Date:  September 15,          Ms. Cunningham joined Federated Investors in 1981                           and 6 other
1959                               and has been a Senior Portfolio Manager and a Senior                         investment
Federated Investors Tower          Vice President of the Fund's investment adviser since                        companies in the
1001 Liberty Avenue                1997.  Ms. Cunningham served as a Portfolio Manager                          Fund Complex
Pittsburgh, PA                     and a Vice President of the investment adviser from
VICE PRESIDENT                     1993 until 1996. Ms. Cunningham is a Chartered
                                   Financial Analyst and received her M.S.B.A. in
                                   Finance from Robert Morris College.

Mary Jo Ochson                     Mary Jo Ochson is Vice President of the Trust.  Ms.                     $0   $0 for the Trust
Birth Date:  September 12,         Ochson joined Federated Investors in 1982 and has                            and 7 other
1953                               been a Senior Portfolio Manager and a Senior Vice                            investment
Federated Investors Tower          President of the Fund's investment adviser since                             companies in the
1001 Liberty Avenue                1996.  From 1988 through 1995, Ms. Ochson served as a                        Fund Complex
Pittsburgh, PA                     Portfolio Manager and a Vice President of the Fund's
VICE PRESIDENT                     investment adviser.  Ms. Ochson is a Chartered
                                   Financial Analyst and received her M.B.A. in Finance
                                   from the University of Pittsburgh.

Susan R. Hill                      Susan R. Hill is Vice President of the Trust.  Ms.                      $0   $0 for the Trust
Birth Date:  June 20, 1963         Hill joined Federated Investors in 1990 and has been                         and 9 other
Federated Investors Tower          a Portfolio Manager since 1993 and a Vice President                          investment
1001 Liberty Avenue                of the Fund's investment adviser since 1997.  Ms.                            companies in the
Pittsburgh, PA                     Hill was a Portfolio Manager and an Assistant Vice                           Fund Complex
VICE PRESIDENT                     President of the investment adviser from 1994 until
                                   1997.  Ms. Hill is a Chartered Financial Analyst and
                                   received an M.S. in Industrial Administration from
                                   Carnegie Mellon University.


+Mr. Donahue is the father of J. Christopher Donahue, President of the Trust.

++Messrs. Cunningham , Mansfield, and Walsh became members of the Board of Trustees on January 1, 1999. They did not earn any fees for serving the Fund Complex since these fees are reported as of the end of the last calendar year. They did not receive any fees as of the fiscal year end of the Trust.


INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.


Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.


BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.


Research Services
Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.


ADMINISTRATOR
Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

Maximum Administrative Fee             Average Aggregate Daily Net Assets of the
                                         Federated Funds
0.150 of 1%                            on the first $250 million
0.125 of 1%                            on the next $250 million
0.100 of 1%                            on the next $250 million
0.075 of 1%                            on assets in excess of $750 million
The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.


CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.


INDEPENDENT PUBLIC ACCOUNTANTs
Ernst & Young LLP is the independent public accountant for the Fund.


FEES PAID BY THE FUND FOR SERVICES
For the Year ended April 30      1999             1998                   1997
Advisory Fee Earned                 $      $3,,249,526             $3,065,198
Advisory Fee Reduction              $       $1,779,134             $1,792,822
Brokerage Commissions               $               $0                     $0
Administrative Fee                  $         $490,403               $463,179
Shareholder Services Fee            $       ---                    ---

For the fiscal years ended April 30, 1999, 1998 and 1997, fees paid by the Fund for services are prior to the Fund's reorganization as a portfolio of the Trust on ________, 1999.


HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.


Average Annual Total Returns and Yield
Total returns given for the one-year, five-year and Start of Performance periods ended April 30, 1999.

Yield and Effective Yield given for the 7-day period ended April 30, 1999.

Performance of the Fund shown is prior to its reorganization as a portfolio of the Trust on _______, 1999.

            7  Day Period   1 Year 5 Years   Start of Performance on February
                                                   15, 1990
Total Return
Yield
Effective Yield
-------------------------------------------------------------------------------



TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.


YIELD
The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.




PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o........references  to ratings,  rankings,  and financial  publications  and/or performance comparisons of Shares to certain indices;

o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

oLipper Analytical Services, Inc. ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

oIBC/Donoghue's Money Fund Report publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

oMoney, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

oSalomon 30-Day Treasury Bill Index is a weekly quote of the most representative yields for selected securities, issued by the U.S. Treasury, maturing in 30 days.

oDiscount Corporation of New York 30-Day Federal Agencies is a weekly quote of the average daily offering price for selected federal agency issues maturing in 30 days.

WHO IS FEDERATED INVESTORS, INC.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.


Federated Funds overview

Municipal Funds
In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.


Equity Funds
In the equity sector, Federated has more than 28 years' experience. As of December 31, 1998, Federated managed 27 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.


Corporate Bond Funds
In the corporate bond sector, as of December 31, 1998, Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $209 billion.


Government Funds
In the government sector, as of December 31, 1998, Federated manages 9 mortgage-backed, 5 government/ agency and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage-backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds within these maturity ranges.


Money Market Funds
In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime and 23 municipal with assets approximating $41.6 billion, $22.8 billion and $12.5 billion, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.


Mutual Fund Market
Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.


Federated Clients Overview

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients
Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B.
Fisher, President, Institutional Sales Division, Federated Securities Corp.


Bank Marketing
Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.


Broker/Dealers and Bank Broker/Dealer Subsidiaries
Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.


FINANCIAL INFORMATION

The Financial Statements for the Fund for the fiscal year ended April 30, 1999, are incorporated herein by reference to the Annual Report to Shareholders of Automated Government Cash Reserves dated April 30, 1999.

ADDRESSES

automated government cash reserves

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000


Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600


Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600


Independent Public Accountants
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072



Prospectus



AUTOMATED TREASURY CASH RESERVES

A Portfolio of Money Market Obligations Trust

A money market mutual fund seeking current income consistent with stability of principal and liquidity by investing only in a portfolio of U.S. Treasury securities maturing in 397 days or less.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.







            Contents
            Risk/Return Summary
            What are the Fund's Fees and Expenses?
            What are the Fund's Investment Strategies?
            What are the Principal Securities in Which the Fund Invests? What are the Specific Risks of Investing in the Fund?
            What do Shares Cost?
            How is the Fund Sold?
            How to Purchase Shares
            How to Redeem Shares
            Account and Share Information
            Who Manages the Fund?
            Financial Information




   july ____, 1999

RISK/RETURN SUMMARY


WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund's investment objective is current income consistent with stability of principal and liquidity. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.


WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?
The Fund invests only in a portfolio of U.S. Treasury securities maturing in 397 days or less that pay interest exempt from state personal income tax. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table
The Bar Chart and Performance Table below reflect historical performance data for Automated Treasury Cash Reserves (the "Former Fund") prior to its reorganization into the Fund, which is a newly created portfolio of Money Market Obligations Trust (the "Trust"). On the date of the reorganization, ________, 1999, the Former Fund was dissolved and its net assets (inclusive of liabilities recorded on the Former Fund's records) were transferred to the Fund.

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Former Fund as of the calendar year-end for each of seven years.

The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 1% up to 6%.

The `x' axis represents calculation periods from the earliest first full calendar year end of the Former Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features seven distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Former Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1992 through 1998. The percentages noted are: 3.12%, 2.60%, 3.52%, 5.22%, 4.74%, 4.75% and 4.65%.

Historically, the Former Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Former Fund's total returns on a calendar year-end basis.

The Former Fund's Shares were not sold subject to a sales charge (load). The total returns displayed above are based upon the net asset value.

The Former Fund's total return from January 1, 1999 to March 31, 1999 was 0.99%.

Within the period shown in the Chart, the Former Fund's highest quarterly return was 1.32% (quarter ended June 30, 1995). Its lowest quarterly return was 0.61% (quarter ended June 30, 1993).


Average Annual Total Return Table
The following table represents the Fund's Average Annual Total Returns for the calendar periods ending December 31, 1998.

Calendar Period       Fund
1 Year                4.65%
5 Years               4.58%
Start of Performance1 4.12%

1 The Former Fund's start of performance date was August 9, 1991. The Former Fund's 7-Day Net Yield as of December 31, 1998 was 3.94%.

Investors may call the Fund at 1-800-341-7400 to acquire the current 7-Day Net Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

WHAT ARE THE FUND'S FEES AND EXPENSES?


automated TREASURY CASH RESERVES

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.




Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering    None
price)
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase       None
price or redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other           None
Distributions) (as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if applicable)               None
Exchange Fee                                                                     None

Annual Fund Operating Expenses (Before Waivers) (1) Expenses That are Deducted From Fund Assets (as a percentage of average net assets) Management Fee (2) 0.50% Distribution (12b-1) Fee None Shareholder Services Fee (3) 0.25% Other Expenses 0.13% Total Annual Fund Operating Expenses (4) 0.88% 1 Although not contractually obligated to do so, the adviser and shareholder services provider expect to waive certain amounts during the fiscal year ending April 30, 2000. These are shown below along with the net expenses the Fund expects to actually pay for the fiscal year ending April 30, 2000.

   Total Waiver of Fund Expenses                                      0.29%
   Total Actual Annual Fund Operating Expenses (after waivers)        0.59%

2 The adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.24% for the fiscal year ended April 30, 2000.

3 The shareholder services provider expects to voluntarily reduce a portion of the Fund's shareholder services fee. The shareholder services provider can termiminate this anticipated voluntary reduction at any time. The shareholder services fee paid by the Fund (after the anticipated voluntary reduction) is expected to be 0.22% for the fiscal year ending April 30, 2000.

4 For the fiscal year ended April 30, 1999, prior to the reorganization of Automated Treasury Cash Reserves, the Former Fund, as a portfolio of Money Market Obligations Trust, the Total Annual Fund Operating Expenses and Total Actual Annual Fund Operating Expenses (after waivers) were 0.89% and 0.59%, respectively.



Example
The following Example is intended to help you compare the cost of investing in the Fund's Shares with the cost of investing in other mutual funds.
  The Example assumes that you invest $10,000 in the Fund's Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Shares operating expenses are before waivers as estimated in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund    1 Year       3 Years        5 Years       10 Years
           $90          $281           $488         $1,084

WHAT ARE THE FUND'S INVESTMENT STRATEGIES?
The Fund invests only in a portfolio of U.S. Treasury securities maturing in 397 days or less. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less.

The adviser targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The adviser formulates its interest rate outlook by analyzing a variety of factors, such as:

o........current U.S. economic activity and the economic outlook,

o        current short-term interest rates,

o the Federal Reserve Board's policies regarding short-term interest rates, and

o the potential effects of foreign economic activity on U.S. short-term interest rates.

The adviser generally shortens the portfolio's dollar-weighted average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. The adviser selects securities used to lengthen or shorten the portfolio's dollar-weighted average maturity by comparing the returns currently offered by different investments to their historical and expected returns.


WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?

U.S. Treasury Securities

U.S. Treasury securities are direct obligations of the federal government of the United States. U.S. Treasury securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the U.S. Treasury must repay the principal amount of the security, normally within a specified time.


WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

Although there are many factors that may affect an investment in the Fund, the principal risk of investing in a U.S. Treasury money market fund is described below.

Interest Rate Risks

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.


WHAT DO SHARES COST?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the net asset value (NAV) of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge. NAV is determined at 12:00 noon and 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.


HOW IS THE FUND SOLD?

The Fund's Distributor markets the Shares described in this prospectus to institutional investors, such as banks, fiduciaries, custodians of public funds, corporations, unions, hospitals, insurance companies and municipalities, or individuals, directly or through investment professionals.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).


HOW TO PURCHASE SHARES

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.


THROUGH AN INVESTMENT PROFESSIONAL
o        Establish an account with the investment professional; and

o Submit your purchase order to the investment professional before 2:00 (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 2:00 (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."


DIRECTLY FROM THE FUND

o Establish your account with the Fund by submitting a completed New Account Form; and

o        Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.


By Wire Send your wire to:

   State Street Bank and Trust Company
   Boston, MA
   Dollar Amount of Wire
   ABA Number 011000028
   Attention: EDGEWIRE
   Wire Order Number, Dealer Number, or Group Number
   Nominee/Institution Name
   Fund Name and Number and Account Number
You cannot purchase Shares by wire on holidays when wire transfers are restricted.


By Check
Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

   Federated Shareholder Services Company
   P.O. Box 8600
   Boston, MA 02266-8600
If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

   Federated Shareholder Services Company
   1099 Hingham Street
   Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.


BY Automatic Investments
You may establish an account with your financial institution to automatically purchase Shares on pre-determined dates or when your bank account reaches a certain level. Under this program, participating financial institutions are responsible for prompt transmission of orders and may charge you for this service. You should read this prospectus along with your financial institution's agreement or materials describing this service.


BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.


RETIREMENT INVESTMENTS
You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

HOW TO REDEEM SHARES

You should redeem Shares:

o through an investment professional if you purchased Shares through an investment professional; or

o        directly from the Fund if you purchased Shares directly from the Fund.


THROUGH AN INVESTMENT PROFESSIONAL
Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.


DIRECTLY FROM THE FUND

By Telephone
You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.

If you call before 2:00 p.m. (Eastern time) your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 2:00 p.m. (Eastern time) your redemption will be wired to you the following business day. You will receive that day's dividend.


By Mail
You may redeem Shares by mailing a written request to the Fund.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:
   Federated Shareholder Services Company
   P.O. Box 8600
   Boston, MA 02266-8600
Send requests by private courier or overnight delivery service to:

   Federated Shareholder Services Company
   1099 Hingham Street
   Rockland, MA 02370-3317 All requests must include:

o        Fund Name and Share Class, account number and account registration;

o        amount to be redeemed; and

o        signatures of all Shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.


Signature Guarantees Signatures must be guaranteed if:

o your redemption will be sent to an address other than the address of record;

o your redemption will be sent to an address of record that was changed within the last 30 days; or

o    a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.


PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

o an electronic transfer to your account at a financial institution that is an ACH member; or

o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.


Redemption in Kind
Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.


LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

o        to allow your purchase to clear;

o        during periods of market volatility; or

o when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.


REDEMPTIONS FROM RETIREMENT ACCOUNTS
In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.


ADDITIONAL CONDITIONS

Telephone Transactions
The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.


Share Certificates
The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

ACCOUNT AND SHARE INFORMATION


Account Activity
You will receive periodic statements reporting all account activity, including dividends and capital gains paid.


DIVIDENDS AND CAPITAL GAINS
The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.


ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.


TAX INFORMATION
The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.


WHO MANAGES THE FUND?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which total approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.


Advisory Fees
The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.


Year 2000 Readiness
The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.


FINANCIAL INFORMATION


FINANCIAL HIGHLIGHTS
(TO BE INSERTED AT THE 485b FILING)

                                                                              58
AUTOMATED TREASURY CASH RESERVES

A Portfolio of Money Market Obligations Trust


A Statement of Additional Information (SAI) dated July ___ 1999, is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Fund's Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the Annual Report, the Semi-Annual Report and other information without charge, and make inquires, call your investment professional or the Fund at 1-800-341-7400.



You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

Investment Company Act File No . 811-5950
Cusip ________________

000000-00 (0/99)





Statement of Additional Information



AUTOMATED TREASURY CASH RESERVES

A Portfolio of Money Market Obligations Trust


This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Automated Treasury Cash Reserves
(Fund), dated July ____ 1999.

This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.





   JULY ____ 1999







             Contents
             How is the Fund Organized?
             Securities in Which the Fund Invests
             Subaccounting Services
             Redemption in Kind
             Massachusetts Partnership Law
             Account and Share Information
             Tax Information
             Who Manages and Provides Services to the Fund?
             How Does the Fund Measure Performance?
             Who is Federated Investors, Inc.?
             Financial Information
             Addresses
Cusip ____________

00000000 (7/99)

HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of Money Market Obligations Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund, which was established on December 7, 1989, was reorganized as a portfolio of the Trust on July ____, 1999. The Fund's investment adviser is Federated Investment Management Company.


SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.


SECURITIES DESCRIPTIONS AND TECHNIQUES
Fixed Income Securities

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund invests.

     Treasury Securities
     Treasury  securities are direct  obligations of the federal  government of the United States. Treasury securities are generally regarded as having the lowest credit risks.
     Zero Coupon Securities

     Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate risks and credit risks of a zero coupon security.

     There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

Special Transactions
     Delayed Delivery Transactions
     Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default. Asset Coverage In order to secure its obligations in connection with special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.

INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Credit Risk
Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

INVESTMENT LIMITATIONS

Diversification

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Concentration

The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments are not deemed to constitute an industry.

Issuing Senior Securities and Borrowing Money

The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act.

Pledging Assets

The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the pledge.

Lending Cash or Securities

The Fund will not lend any of its assets, except that it may purchase or hold U.S. Treasury obligations, as permitted by its investment objective, policies, and limitations or Declaration of Trust.

Investing in Real Estate

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Underwriting Securities

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Investing in Commodities

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

The above limitations cannot be changed unless authorized by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Buying on Margin

The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

Investing in Illiquid Securities

The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets.

Investing in Securities of Other Investment Companies

The Fund will not purchase securities of other investment companies, except as part of a merger, consolidation, or other acquisition.

For purposes of the above policy concerning concentration, in conformity with an SEC position, the Fund considers "bank instruments" to be limited to instruments of domestic banks.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

Regulatory Compliance

The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the "Rule"), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.


DETERMINING MARKET VALUE OF SECURITIES

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.




HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.


SHAREHOLDER SERVICES
The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.


SUPPLEMENTAL PAYMENTS
Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.


SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.


REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.


MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.


ACCOUNT AND SHARE INFORMATION


VOTING RIGHTS
Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

 All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

As of ___________, the following shareholders owned of record beneficially, or both, 5% or more of outstanding Shares:


TAX INFORMATION


FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.


WHO MANAGES AND PROVIDES SERVICES TO THE FUND?


BOARD OF TRUSTEES
The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of fifteen Funds and the Federated Fund Complex is comprised of 56 investment companies, whose investment advisers are affiliated with the Trust's Adviser.

As of ___________, 1999, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding shares.

An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.




Name                                                                                                            Total
Birth Date                                                                                    Aggregate         Compensation From
Address                            Principal Occupations                                      Compensation      Trust and Fund
Position With Trust                for Past Five Years                                        From Trust        Complex
John F. Donahue*+                  Chief Executive Officer and Director or Trustee of                      $0   $0 for the
Birth Date: July 28, 1924          the Federated Fund Complex; Chairman and Director,                           Trust and
Federated Investors Tower          Federated Investors, Inc.; Chairman and Trustee,                             54 other investment
1001 Liberty Avenue                Federated Investment Management Company; Chairman and                        companies
Pittsburgh, PA                     Director, Federated Investment Counseling and                                in the Fund Complex
CHAIRMAN AND TRUSTEE               Federated Global Investment Management Corp.;
                                   Chairman, Passport Research, Ltd.
Thomas G. Bigley                   Director or Trustee of the Federated Fund Complex;                $18, 351   $113,860.22 for the
Birth Date: February 3, 1934       Director, Member of Executive Committee, Children's                          Trust and 54 other
15 Old Timber Trail                Hospital of Pittsburgh; formerly: Senior Partner,                            investment
Pittsburgh, PA                     Ernst & Young LLP; Director, MED 3000 Group, Inc.;                           companies
TRUSTEE                            Director, Member of Executive Committee, University                          in the Fund Complex
                                   of Pittsburgh.

John T. Conroy, Jr.                Director or Trustee of the Federated Fund Complex;                 $20,189   $125,264.48 for the
Birth Date: June 23, 1937          President, Investment Properties Corporation; Senior                         Trust and 54 other
Wood/IPC Commercial Dept.          Vice President, John R. Wood and Associates, Inc.,                           investment
John R. Wood Associates, Inc.      Realtors; Partner or Trustee in private real estate                          companies
Realtors                           ventures in Southwest Florida; formerly: President,                          in the Fund Complex
3255 Tamiami Trail North           Naples Property Management, Inc. and Northgate
Naples, FL                         Village Development Corporation.
TRUSTEE

John F. Cunningham++               Director or Trustee of some of the Federated Fund                       $0   $0 for the Trust
Birth Date: March 5, 1943          Complex; Chairman, President and Chief Executive                             and 26 other
353 El Brillo Way                  Officer, Cunningham & Co., Inc. ; Trustee Associate,                         investment
Palm Beach, FL                     Boston College; Director, EMC Corporation; formerly:                         companies in the
TRUSTEE                            Director, Redgate Communications.                                            Fund Complex

                                   Retired: Chairman of the Board and Chief Executive
                                   Officer, Computer Consoles, Inc., President and Chief
                                   Operating Officer, Wang Laboratories; Director, First
                                   National Bank of Boston; Director, Apollo Computer,
                                   Inc.

Lawrence D. Ellis, M.D.*           Director or Trustee of the Federated Fund Complex;                 $18,351   $113,860.22 for the
Birth Date: October 11, 1932       Professor of Medicine, University of Pittsburgh;                             Trust and 54 other
3471 Fifth Avenue                  Medical Director, University of Pittsburgh Medical                           investment
Suite 1111                         Center - Downtown; Hematologist, Oncologist, and                             companies
Pittsburgh, PA                     Internist, University of Pittsburgh Medical Center;                          in the Fund Complex
TRUSTEE                            Member, National Board of Trustees, Leukemia Society
                                   of America.

Peter E. Madden                    Director or Trustee of the Federated Fund Complex;                 $18,351   $113,860.22 for the
Birth Date: March 16, 1942         formerly: Representative, Commonwealth of                                    Trust and 54 other
One Royal Palm Way                 Massachusetts General Court; President, State Street                         investment
100 Royal Palm Way                 Bank and Trust Company and State Street Corporation.                         companies
Palm Beach, FL                                                                                                  in the Fund Complex
TRUSTEE                            Retired: Director, VISA USA and VISA International;
                                   Chairman and Director, Massachusetts Bankers
                                   Association; Director, Depository Trust Corporation.

Charles F. Mansfield, Jr.++        Director or Trustee of some of the Federated Fund                       $0   $0 for the Trust
Birth Date: April 10, 1945         Complex; Management Consultant.                                              and 26 other
80 South Road                                                                                                   investment
Westhampton Beach, NY TRUSTEE      Retired: Chief Executive Officer, PBTC International                         companies in the
                                   Bank; Chief Financial Officer of Retail Banking                              Fund Complex
                                   Sector, Chase Manhattan Bank; Senior Vice President,
                                   Marine Midland Bank; Vice President, Citibank;
                                   Assistant Professor of Banking and Finance, Frank G.
                                   Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D.,         Director or Trustee of the Federated Fund Complex;                 $18,351   $113,860.22 for the
S.J.D.                             President, Law Professor, Duquesne University;                               Trust and 54 other
Birth Date: December 20, 1932      Consulting Partner, Mollica & Murray.                                        investment
President, Duquesne University                                                                                  companies
Pittsburgh, PA                     Retired: Dean and Professor of Law, University of                            in the Fund Complex
TRUSTEE                            Pittsburgh School of Law; Dean and Professor of Law,
                                   Villanova University School of Law.

Marjorie P. Smuts                  Director or Trustee of the Federated Fund Complex;                 $18,351   $113,860.22 for the
Birth Date: June 21, 1935          Public Relations/Marketing/Conference Planning.                              Trust and 54 other
4905 Bayard Street                                                                                              investment
Pittsburgh, PA                     Retired: National Spokesperson, Aluminum Company of                          companies in the
TRUSTEE                            America; business owner.                                                     Fund Complex

John S. Walsh++                    Director or Trustee of some of the Federated Fund                       $0   $0 for the Trust
Birth Date: November 28, 1957      Complex; President and Director, Heat Wagon, Inc.;                           and 23 other
2007 Sherwood Drive                President and Director, Manufacturers Products, Inc.;                        investment
Valparaiso, IN                     President, Portable Heater Parts, a division of                              companies in the
TRUSTEE                            Manufacturers Products, Inc.; Director, Walsh &                              Fund Complex
                                   Kelly, Inc.; formerly, Vice President, Walsh & Kelly,
                                   Inc.

J. Christopher Donahue+            President or Executive Vice President of the                            $0   $0 for the Trust
Birth Date: April 11, 1949         Federated Fund Complex; Director or Trustee of some                          and 16 other
Federated Investors Tower          of the Funds in the Federated Fund Complex; President                        investment
1001 Liberty Avenue                and Director, Federated Investors, Inc.; President                           companies in the
Pittsburgh, PA                     and Trustee, Federated Investment Management Company;                        Fund Complex
PRESIDENT                          President and Director, Federated Investment
                                   Counseling and Federated Global Investment
                                   Management Corp.; President, Passport
                                   Research, Ltd.; Trustee, Federated
                                   Shareholder Services Company; Director,
                                   Federated Services Company.




Edward C. Gonzales                 Trustee or Director of some of the Funds in the                         $0   $0 for the Trust and
Birth Date: October 22, 1930       Federated Fund Complex; President, Executive Vice                            1 other investment
Federated Investors Tower          President and Treasurer of some of the Funds in the                          companies in the
1001 Liberty Avenue                Federated Fund Complex; Vice Chairman, Federated                             Fund Complex
Pittsburgh, PA                     Investors, Inc.; Vice President, Federated Investment
EXECUTIVE VICE PRESIDENT           Management Company, Federated Investment Counseling,
                                   Federated Global Investment Management Corp. and
                                   Passport Research, Ltd.; Executive Vice President and
                                   Director, Federated Securities Corp.; Trustee,
                                   Federated Shareholder Services Company
John W. McGonigle                  Executive Vice President and Secretary of the                           $0   $0 for the Trust
Birth Date: October 26, 1938       Federated Fund Complex; Executive Vice President,                            and 54 other
Federated Investors Tower          Secretary, and Director, Federated Investors, Inc.;                          investment
1001 Liberty Avenue                Trustee, Federated Investment Management Company;                            companies in the
Pittsburgh, PA                     Director, Federated Investment Counseling and                                Fund Complex
EXECUTIVE VICE PRESIDENT AND       Federated Global Investment Management Corp.;
SECRETARY                          Director, Federated Services Company; Director,
                                   Federated Securities Corp.
Richard J. Thomas                  Treasurer of the Federated Fund Complex; Vice                           $0   $0 for the Trust
Birth Date:  June 17, 1954         President - Funds Financial Services Division,                               and 54 other
Federated Investors Tower          Federated Investors, Inc.; Formerly: various                                 investment
1001 Liberty Avenue                management positions within Funds Financial Services                         companies in the
Pittsburgh, PA                     Division of Federated Investors, Inc.                                        Fund Complex
TREASURER

William D. Dawson, III             Chief Investment Officer of this Fund and various                       $0   $0 for the Trust
Birth Date: March 3, 1949          other Funds in the Federated Fund Complex; Executive                         and 41 other
Federated Investors Tower          Vice President, Federated Investment Counseling,                             investment
1001 Liberty Avenue                Federated Global Investment Management Corp.,                                companies in the
Pittsburgh, PA                     Federated Investment Management Company and Passport                         Fund Complex
CHIEF INVESTMENT OFFICER           Research, Ltd.; Registered Representative, Federated
                                   Securities Corp.; Portfolio Manager,
                                   Federated Administrative Services; Vice
                                   President, Federated Investors, Inc.;
                                   formerly: Executive Vice President and Senior
                                   Vice President, Federated Investment
                                   Counseling Institutional Portfolio Management
                                   Services Division; Senior Vice President,
                                   Federated Investment Management Company and
                                   Passport Research, Ltd.
Richard B. Fisher                  President or Vice President of some of the Funds in                     $0   $0 for the Trust
Birth Date: May 17, 1923           the Federated Fund Complex; Director or Trustee of                           and 6 other
Federated Investors Tower          some of the Funds in the Federated Fund Complex;                             investment
1001 Liberty Avenue                Executive Vice President, Federated Investors, Inc.;                         companies in the
Pittsburgh, PA                     Chairman and Director, Federated Securities Corp.                            Fund Complex
VICE PRESIDENT

Deborah A. Cunningham              Deborah A. Cunningham is Vice President of the Trust.                   $0   $0 for the Trust
Birth Date:  September 15,          Ms. Cunningham joined Federated Investors in 1981                           and 6 other
1959                               and has been a Senior Portfolio Manager and a Senior                         investment
Federated Investors Tower          Vice President of the Fund's investment adviser since                        companies in the
1001 Liberty Avenue                1997.  Ms. Cunningham served as a Portfolio Manager                          Fund Complex
Pittsburgh, PA                     and a Vice President of the investment adviser from
VICE PRESIDENT                     1993 until 1996. Ms. Cunningham is a Chartered
                                   Financial Analyst and received her M.S.B.A. in
                                   Finance from Robert Morris College.

Mary Jo Ochson                     Mary Jo Ochson is Vice President of the Trust.  Ms.                     $0   $0 for the Trust
Birth Date:  September 12,         Ochson joined Federated Investors in 1982 and has                            and 7 other
1953                               been a Senior Portfolio Manager and a Senior Vice                            investment
Federated Investors Tower          President of the Fund's investment adviser since                             companies in the
1001 Liberty Avenue                1996.  From 1988 through 1995, Ms. Ochson served as a                        Fund Complex
Pittsburgh, PA                     Portfolio Manager and a Vice President of the Fund's
VICE PRESIDENT                     investment adviser.  Ms. Ochson is a Chartered
                                   Financial Analyst and received her M.B.A. in Finance
                                   from the University of Pittsburgh.

Susan R. Hill                      Susan R. Hill is Vice President of the Trust.  Ms.                      $0   $0 for the Trust
Birth Date:  June 20, 1963         Hill joined Federated Investors in 1990 and has been                         and 9 other
Federated Investors Tower          a Portfolio Manager since 1993 and a Vice President                          investment
1001 Liberty Avenue                of the Fund's investment adviser since 1997.  Ms.                            companies in the
Pittsburgh, PA                     Hill was a Portfolio Manager and an Assistant Vice                           Fund Complex
VICE PRESIDENT                     President of the investment adviser from 1994 until
                                   1997.  Ms. Hill is a Chartered Financial Analyst and
                                   received an M.S. in Industrial Administration from
                                   Carnegie Mellon University.

+Mr. Donahue is the father of J. Christopher Donahue, President of the Trust.

++Messrs. Cunningham , Mansfield, and Walsh became members of the Board of Trustees on January 1, 1999. They did not earn any fees for serving the Fund Complex since these fees are reported as of the end of the last calendar year. They did not receive any fees as of the fiscal year end of the Trust.


INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly-owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.


Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.


BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.


Research Services
Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR
Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

Maximum Administrative Fee             Average Aggregate Daily Net Assets of the
                                         Federated Funds
0.150 of 1%                            on the first $250 million
0.125 of 1%                            on the next $250 million
0.100 of 1%                            on the next $250 million
0.075 of 1%                            on assets in excess of $750 million
The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.


CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.


INDEPENDENT PUBLIC ACCOUNTANTs
Ernst & Young LLP is the independent public accountant for the Fund.


FEES PAID BY THE FUND FOR SERVICES
For the Year ended April 30           1999              1998          1997
Advisory Fee Earned                      $        $1,464,856    $1,348,133
Advisory Fee Reduction                   $          $788,338      $832,502
Brokerage Commissions                    $                $0            $0
Administrative Fee                       $          $221,062      $203,712
Shareholder Services Fee                 $        ---           ---

For the fiscal years ended April 30, 1999, 1998 and 1997, fees paid by the Fund for services are prior to the Fund's reorganization as a portfolio of the Trust on ________, 1999.


HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

Average Annual Total Returns and Yield
Total returns given for the one-year, five-year and Start of Performance periods ended April 30, 1999.

Yield and Effective Yield given for the 7-day period ended April 30, 1999.

Performance of the Fund shown is prior to its reorganization as a portfolio of the Trust on _______, 1999.

 7  Day Period            1 Year         5 Years  Start of Performance on August
                                                   9, 1991
Total Return
Yield
Effective Yield
-------------------------------------------------------------------------------

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.


YIELD
The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.




PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o........references  to ratings,  rankings,  and financial  publications  and/or performance comparisons of Shares to certain indices;

o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

oLipper Analytical Services, Inc. ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

oIBC/Donoghue's Money Fund Report publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

oMoney, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

oSalomon 30-Day Treasury Bill Index is a weekly quote of the most representative yields for selected securities, issued by the U.S. Treasury, maturing in 30 days.


WHO IS FEDERATED INVESTORS, INC.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.


Federated Funds overview

Municipal Funds
In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.


Equity Funds
In the equity sector, Federated has more than 28 years' experience. As of December 31, 1998, Federated managed 27 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.


Corporate Bond Funds
In the corporate bond sector, as of December 31, 1998, Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $209 billion.


Government Funds
In the government sector, as of December 31, 1998, Federated manages 9 mortgage-backed, 5 government/ agency and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage-backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds within these maturity ranges.

Money Market Funds
In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime and 23 municipal with assets approximating $41.6 billion, $22.8 billion and $12.5 billion, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.


Mutual Fund Market
Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.


Federated Clients Overview

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients
Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B.
Fisher, President, Institutional Sales Division, Federated Securities Corp.


Bank Marketing
Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.


Broker/Dealers and Bank Broker/Dealer Subsidiaries
Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.


FINANCIAL INFORMATION

The Financial Statements for the Fund for the fiscal year ended April 30, 1999, are incorporated herein by reference to the Annual Report to Shareholders of Automated Treasury Cash Reserves dated April 30, 1999.

69


ADDRESSES

automated treasury cash reserves

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000


Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, PA 15222-3779


Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600


Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600


Independent Public Accountants
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072


Prospectus



U.S. TREASURY CASH RESERVES

A Portfolio of Money Market Obligations Trust

Institutional shares

A money market mutual fund seeking current income consistent with stability of principal and liquidity by investing only in a portfolio of U.S. Treasury securities maturing in 397 days or less.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.







         Contents
         Risk/Return Summary
         What are the Fund's Fees and Expenses?
         What are the Fund's Investment Strategies?
         What are the Principal Securities in Which the Fund Invests? What are the Specific Risks of Investing in the Fund?
         What do Shares Cost?
         How is the Fund Sold?
         How to Purchase Shares
         How to Redeem Shares
         Account and Share Information
         Who Manages the Fund?
         Financial Information




   july ____ 1999

RISK/RETURN SUMMARY


WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund's investment objective is current income consistent with stability of principal and liquidity. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.


WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?
The Fund invests only in a portfolio of U.S. Treasury securities maturing in 397 days or less that pay interest exempt from state personal income tax. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
Although the Fund seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table
The Bar Chart and Performance Table below reflect historical performance data for Institutional Shares of U.S. Treasury Cash Reserves (the "Former Fund") prior to its reorganization into the Fund, which is a newly created portfolio of Money Market Obligations Trust (the "Trust"). On the date of the reorganization, ________, 1999, the Former Fund was dissolved and its net assets (inclusive of liabilities recorded on the Former Fund's records) were transferred to the Fund.

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Former Fund's Institutional Shares as of the calendar year-end for each of seven years.

The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 1% up to 6%.

The `x' axis represents calculation periods from the earliest first full calendar year end of the Former Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features seven distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Former Fund's Institutional Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1992 through 1998. The percentages noted are: 3.46%, 2.91%, 3.89%, 5.60%, 5.13%, 5.18% and 5.05%.

Historically, the Former Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Former Fund's Institutional Shares total returns on a calendar year-end basis.

The Former Fund's Institutional Shares were not sold subject to a sales charge
(load). The total returns displayed above are based upon the net asset value.

The Former Fund's Institutional Shares total return from January 1, 1999 to March 31, 1999 was 1.08%.

Within the period shown in the Chart, the Former Fund's Institutional Shares highest quarterly return was 1.41% (quarter ended June 30, 1995). Its lowest quarterly return was 0.70% (quarter ended June 30, 1995).


Average Annual Total Return Table
The following table represents the Fund's Institutional Shares Average Annual Total Returns for the calendar periods ending December 31, 1998.

Calendar Period       Institutional
                      Shares
1 Year                5.05%
5 Years               4.79%
Start of Performance1 4.52%

1 The Former Fund's Institutional Shares start of performance date was June 11, 1991. The Former Fund's Institutional Shares 7-Day Net Yield as of December 31, 1998 was 4.32%.

Investors may call the Fund at 1-800-341-7400 to acquire the current 7-Day Net Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

WHAT ARE THE FUND'S FEES AND EXPENSES?


u.S. TREASURY CASH RESERVES-Institutional shares

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Institutional Shares.



Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering    None
price)
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase       None
price or redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other           None
Distributions) (as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if applicable)               None
Exchange Fee                                                                     None


Annual Fund Operating Expenses (Before Waivers)(1) Expenses That are Deducted From Fund Assets (as a percentage of average net assets) Management Fee (2) 0.40% Distribution (12b-1) Fee None Shareholder Services Fee (3) 0.25% Other Expenses 0.11% Total Annual Fund Operating Expenses (4) 0.76% 1 Although not contractually obligated to do so, the adviser and shareholder services provider expect to waive certain amounts during the fiscal year ending April 30, 2000. These are shown below along with the net expenses the Fund expects to actually pay for the fiscal year ending April 30, 2000.

   Total Waivers of Fund Expenses                                    0.55%
   Total Actual Annual Fund Operating Expenses (after waivers)       0.21%

2 The adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.10% for the fiscal year ending April 30, 2000.

3 The shareholder services provider does not expect to accrue or charge its Shareholder Services Fee of 0.25% during the year ending April 30, 2000. The shareholder services provider can accrue its fee, and thereby terminate this voluntary waiver at any time at its sole discretion. The Shareholder Services Fee paid (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending April 30, 2000.

4 For the fiscal year ended April 30, 1999, prior to the reorganization of U.S. Treasury Cash Reserves, the Former Fund, as a portfolio of Money Market Obligations Trust, the Total Annual Fund Operating Expenses and Total Actual Annual Fund Operating Expenses (after waivers) for the Former Fund's Institutional Shares were 0.75% and 0.20%, respectively.


Example
The following Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.
  The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are before waivers as estimated in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
                       1 Year       3 Years        5 Years       10 Years
Institutional Shares      $78          $243           $422           $942

WHAT ARE THE FUND'S INVESTMENT STRATEGIES?
The Fund invests only in a portfolio of U.S. Treasury securities maturing in 397 days or less. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less.

The adviser targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The adviser formulates its interest rate outlook by analyzing a variety of factors, such as:

o........current U.S. economic activity and the economic outlook,

o        current short-term interest rates,

o the Federal Reserve Board's policies regarding short-term interest rates, and

o the potential effects of foreign economic activity on U.S. short-term interest rates.

The adviser generally shortens the portfolio's dollar-weighted average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. The adviser selects securities used to lengthen or shorten the portfolio's dollar-weighted average maturity by comparing the returns currently offered by different investments to their historical and expected returns.


WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?
U.S. Treasury Securities

U.S. Treasury securities are direct obligations of the federal government of the United States. U.S. Treasury securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the U.S. Treasury must repay the principal amount of the security, normally within a specified time.


WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?
Although there are many factors that may affect an investment in the Fund, the principal risk of investing in a U.S. Treasury money market fund is described below.

Interest Rate Risks

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.


WHAT DO SHARES COST?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the net asset value (NAV) of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge. NAV is determined at 12:00 noon and 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.


HOW IS THE FUND SOLD?

The Fund offers two share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

The Fund's Distributor markets the Shares described in this prospectus to institutional investors, such as banks, fiduciaries, custodians of public funds, corporations, unions, hospitals, insurance companies and municipalities, or individuals, directly or through investment professionals.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).


HOW TO PURCHASE SHARES

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.


THROUGH AN INVESTMENT PROFESSIONAL
o        Establish an account with the investment professional; and

o Submit your purchase order to the investment professional before 2:00 (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 2:00 (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."


DIRECTLY FROM THE FUND

o Establish your account with the Fund by submitting a completed New Account Form; and

o        Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.


By Wire Send your wire to:

   State Street Bank and Trust Company
   Boston, MA
   Dollar Amount of Wire
   ABA Number 011000028
   Attention: EDGEWIRE
   Wire Order Number, Dealer Number, or Group Number
   Nominee/Institution Name
   Fund Name and Number and Account Number
You cannot purchase Shares by wire on holidays when wire transfers are restricted.


By Check
Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

   Federated Shareholder Services Company
   P.O. Box 8600
   Boston, MA 02266-8600
If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

   Federated Shareholder Services Company
   1099 Hingham Street
   Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.


BY Automatic Investments
You may establish an account with your financial institution to automatically purchase Shares on pre-determined dates or when your bank account reaches a certain level. Under this program, participating financial institutions are responsible for prompt transmission of orders and may charge you for this service. You should read this prospectus along with your financial institution's agreement or materials describing this service.


BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.


HOW TO REDEEM SHARES

You should redeem Shares:

o through an investment professional if you purchased Shares through an investment professional; or

o    directly from the Fund if you purchased Shares directly from the Fund.


THROUGH AN INVESTMENT PROFESSIONAL
Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.


DIRECTLY FROM THE FUND

By Telephone
You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.

If you call before 2:00 p.m. (Eastern time) your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 2:00 p.m. (Eastern time) your redemption will be wired to you the following business day. You will receive that day's dividend.


By Mail
You may redeem Shares by mailing a written request to the Fund.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:
   Federated Shareholder Services Company
   P.O. Box 8600
   Boston, MA 02266-8600
Send requests by private courier or overnight delivery service to:

   Federated Shareholder Services Company
   1099 Hingham Street
   Rockland, MA 02370-3317 All requests must include:

o        Fund Name and Share Class, account number and account registration;

o        amount to be redeemed; and

o        signatures of all Shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.


Signature Guarantees Signatures must be guaranteed if:

o your redemption will be sent to an address other than the address of record;

o your redemption will be sent to an address of record that was changed within the last 30 days; or

o    a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.


PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

o an electronic transfer to your account at a financial institution that is an ACH member; or

o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.


Redemption in Kind
Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.


LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

o        to allow your purchase to clear;

o        during periods of market volatility; or

o when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.


ADDITIONAL CONDITIONS

Telephone Transactions
The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.


Share Certificates
The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.


ACCOUNT AND SHARE INFORMATION


Account Activity
You will receive periodic statements reporting all account activity, including dividends and capital gains paid.


DIVIDENDS AND CAPITAL GAINS
The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.


ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.


TAX INFORMATION
The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.


WHO MANAGES THE FUND?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which total approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.


Advisory Fees
The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.


Year 2000 Readiness
The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.


FINANCIAL INFORMATION


FINANCIAL HIGHLIGHTS
(TO BE INSERTED AT THE 485b FILING)

81

U.S. TREASURY CASH RESERVES

A Portfolio of Money Market Obligations Trust


institutional shares

A Statement of Additional Information (SAI) dated July ___ 1999, is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Fund's Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the Annual Report, the Semi-Annual Report and other information without charge, and make inquires, call your investment professional or the Fund at 1-800-341-7400.



You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

Investment Company Act File No. 811-5950
Cusip ________________

000000-00 (0/99)


Prospectus



U.S. TREASURY CASH RESERVES

A Portfolio of Money Market Obligations Trust

Institutional service shares

A money market mutual fund seeking current income consistent with stability of principal and liquidity by investing only in a portfolio of U.S. Treasury securities maturing in 397 days or less.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.







       Contents
       Risk/Return Summary
       What are the Fund's Fees and Expenses?
       What are the Fund's Investment Strategies?
       What are the Principal Securities in Which the Fund Invests? What are the Specific Risks of Investing in the Fund?
       What do Shares Cost?
       How is the Fund Sold?
       How to Purchase Shares
       How to Redeem Shares
       Account and Share Information
       Who Manages the Fund?
       Financial Information




   july ___ 1999

RISK/RETURN SUMMARY


WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund's investment objective is current income consistent with stability of principal and liquidity. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.


WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?
The Fund invests only in a portfolio of U.S. Treasury securities maturing in 397 days or less that pay interest exempt from state personal income tax. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
Although the Fund seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table
The Bar Chart and Performance Table below reflect historical performance data for Institutional Service Shares of U.S. Treasury Cash Reserves (the "Former Fund") prior to its reorganization into the Fund, which is a newly created portfolio of Money Market Obligations Trust (the "Trust"). On the date of the reorganization, ________, 1999, the Former Fund was dissolved and its net assets (inclusive of liabilities recorded on the Former Fund's records) were transferred to the Fund.

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Former Fund's Institutional Service Shares as of the calendar year-end for each of four years.

The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 1% up to 6%.

The `x' axis represents calculation periods from the earliest first full calendar year end of the Former Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features four distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Former Fund's Institutional Service Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1995 through 1998. The percentages noted are: 5.34%, 4.86%, 4.91% and 4.79%.

Historically, the Former Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Former Fund's Institutional Service Shares total returns on a calendar year-end basis.

The Former Fund's Institutional Service Shares were not sold subject to a sales charge (load). The total returns displayed above are based upon the net asset value.

The Former Fund's Institutional Service Shares total return from January 1, 1999 to March 31, 1999 was 1.02%.

Within the period shown in the Chart, the Former Fund's Institutional Service Shares highest quarterly return was 1.35% (quarter ended June 30, 1995). Its lowest quarterly return was 1.08% (quarter ended December 31, 1998).


Average Annual Total Return Table
The following table represents the Fund's Institutional Service Shares Average Annual Total Returns for the calendar periods ending December 31, 1998.

Calendar Period       Institutional Service
                      Shares
1 Year                4.79%
Start of Performance1 4.97%

1 The Former Fund's Institutional Service Shares start of performance date was October 30, 1994. The Former Fund's Institutional Service Shares 7-Day Net Yield as of December 31, 1998 was 4.07%.

Investors may call the Fund at 1-800-341-7400 to acquire the current 7-Day Net Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

WHAT ARE THE FUND'S FEES AND EXPENSES?


u.S. TREASURY CASH RESERVES-Institutional service shares

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Institutional Service Shares.





Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering    None
price)
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase       None
price or redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other           None
Distributions) (as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if applicable)               None
Exchange Fee                                                                     None

Annual Fund Operating Expenses (Before Waivers)(1) Expenses That are Deducted From Fund Assets (as a percentage of average net assets) Management Fee (2) 0.40% Distribution (12b-1) Fee (3) 0.25% Shareholder Services Fee 0.25% Other Expenses 0.11% Total Annual Fund Operating Expenses (4) 1.01% 1.Although not contractually obligated to do so, the adviser and distributor expect to waive certain amounts during the fiscal year ending April 30, 2000. These are shown below along with the net expenses the Fund expects to actually pay for the fiscal year ending April 30, 2000.

   Total Waivers of Fund Expenses                                  0.55%
   Total Actual Annual Fund Operating Expenses (after waivers)     0.46%

2 The adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.10% for the fiscal year ending April 30, 2000.

3 The distributor does not expect to accrue or charge its Distribution (12b-1) Fee of 0.25% during the year ending April 30, 2000. The distributor can accrue its fee, and thereby terminate this anticipated voluntary waiver of the Distribution (12b-1) Fee at any time at its sole discretion. The Distribution (12b-1) Fee paid ( after the anticipated voluntary waiver) by the Fund is expected to be 0.00% for the fiscal year ending April 30, 2000.

4 For the fiscal year ended April 30, 1999, prior to the reorganization of U.S. Treasury Cash Reserves, the Former Fund, as a portfolio of Money Market Obligations Trust, the Total Annual Fund Operating Expenses and Total Actual Annual Fund Operating Expenses (after waivers) for Institutional Service Shares was 1.00% and 0.45%, respectively.

Example
The following Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.
  The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares operating expenses are before waivers as estimated in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
                               1 Year       3 Years        5 Years      10 Years
Institutional Service Shares     $103          $322           $558        $1,236

WHAT ARE THE FUND'S INVESTMENT STRATEGIES?

The Fund invests only in a portfolio of U.S. Treasury securities maturing in 397 days or less. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less.

The adviser targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The adviser formulates its interest rate outlook by analyzing a variety of factors, such as:

o........current U.S. economic activity and the economic outlook,

o        current short-term interest rates,

o the Federal Reserve Board's policies regarding short-term interest rates, and

o the potential effects of foreign economic activity on U.S. short-term interest rates.

The adviser generally shortens the portfolio's dollar-weighted average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. The adviser selects securities used to lengthen or shorten the portfolio's dollar-weighted average maturity by comparing the returns currently offered by different investments to their historical and expected returns.


WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?
U.S. Treasury Securities

U.S. Treasury securities are direct obligations of the federal government of the United States. U.S. Treasury securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the U.S. Treasury must repay the principal amount of the security, normally within a specified time.


WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?
Although there are many factors that may affect an investment in the Fund, the principal risk of investing in a U.S. Treasury money market fund is described below.

Interest Rate Risks

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.


WHAT DO SHARES COST?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the net asset value (NAV) of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge. NAV is determined at 12:00 noon and 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.


HOW IS THE FUND SOLD?

The Fund offers two share classes: Institutional Service Shares and Institutional Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Service Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

The Fund's Distributor markets the Shares described in this prospectus to accounts for which financial institutions act in an agency or fiduciary capacity, or individuals, directly or through investment professionals.

When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).


RULE 12B-1 PLAN
The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Institutional Service Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.


HOW TO PURCHASE SHARES

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.


THROUGH AN INVESTMENT PROFESSIONAL
o        Establish an account with the investment professional; and

o Submit your purchase order to the investment professional before 2:00 (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 2:00 (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."


DIRECTLY FROM THE FUND

o Establish your account with the Fund by submitting a completed New Account Form; and

o        Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.


By Wire Send your wire to:

   State Street Bank and Trust Company
   Boston, MA
   Dollar Amount of Wire
   ABA Number 011000028
   Attention: EDGEWIRE
   Wire Order Number, Dealer Number, or Group Number
   Nominee/Institution Name
   Fund Name and Number and Account Number
You cannot purchase Shares by wire on holidays when wire transfers are restricted.


By Check
Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

   Federated Shareholder Services Company
   P.O. Box 8600
   Boston, MA 02266-8600
If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

   Federated Shareholder Services Company
   1099 Hingham Street
   Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.


BY Automatic Investments
You may establish an account with your financial institution to automatically purchase Shares on pre-determined dates or when your bank account reaches a certain level. Under this program, participating financial institutions are responsible for prompt transmission of orders and may charge you for this service. You should read this prospectus along with your financial institution's agreement or materials describing this service.


BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

HOW TO REDEEM SHARES

You should redeem Shares:

o through an investment professional if you purchased Shares through an investment professional; or

o directly from the Fund if you purchased Shares directly from the Fund.


THROUGH AN INVESTMENT PROFESSIONAL
Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.


DIRECTLY FROM THE FUND

By Telephone
You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.

If you call before 2:00 p.m. (Eastern time) your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 2:00 p.m. (Eastern time) your redemption will be wired to you the following business day. You will receive that day's dividend.


By Mail
You may redeem Shares by mailing a written request to the Fund.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:
   Federated Shareholder Services Company
   P.O. Box 8600
   Boston, MA 02266-8600
Send requests by private courier or overnight delivery service to:

   Federated Shareholder Services Company
   1099 Hingham Street
   Rockland, MA 02370-3317 All requests must include:

o        Fund Name and Share Class, account number and account registration;

o        amount to be redeemed; and

o        signatures of all Shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees Signatures must be guaranteed if:

o your redemption will be sent to an address other than the address of record;

o your redemption will be sent to an address of record that was changed within the last 30 days; or

o a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.


PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

o an electronic transfer to your account at a financial institution that is an ACH member; or

o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.


Redemption in Kind
Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.


LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

o        to allow your purchase to clear;

o        during periods of market volatility; or

o when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.


ADDITIONAL CONDITIONS

Telephone Transactions
The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.


Share Certificates
The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

ACCOUNT AND SHARE INFORMATION


Account Activity
You will receive periodic statements reporting all account activity, including dividends and capital gains paid.


DIVIDENDS AND CAPITAL GAINS
The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.


ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.


TAX INFORMATION
The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.


WHO MANAGES THE FUND?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which total approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.


Advisory Fees
The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.


Year 2000 Readiness
The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.


FINANCIAL INFORMATION


FINANCIAL HIGHLIGHTS
(TO BE INSERTED AT THE 485b FILING)

                                                                              99
U.S. TREASURY CASH RESERVES

A Portfolio of Money Market Obligations Trust


institutional service shares

A Statement of Additional Information (SAI) dated July ___ 1999, is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Fund's Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the Annual Report, the Semi-Annual Report and other information without charge, and make inquires, call your investment professional or the Fund at 1-800-341-7400.



You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

Investment Company Act File No. 811-5950
Cusip ________________

000000-00 (0/99)


Statement of Additional Information



U.S. TREASURY CASH RESERVES

A Portfolio of Money Market Obligations Trust


institutional service shares

Institutional shares

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for U.S. Treasury Cash Reserves (Fund) Institutional Service Shares and Institutional Shares, dated July ___, 1999.

This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectuses or the Annual Report without charge by calling 1-800-341-7400.





   july ____ 1999







              Contents
              How is the Fund Organized?
              Securities in Which the Fund Invests
              What do Shares Cost?
              How is the Fund Sold?
              Subaccounting Services
              Redemption in Kind
              Massachusetts Partnership Law
              Account and Share Information
              Tax Information
              Who Manages and Provides Services to the Fund?
              How Does the Fund Measure Performance?
              Who is Federated Investors, Inc.?
              Financial Information
              Addresses
Cusip ____________

00000000 (7/99)

HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of Money Market Obligations Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund, which was established on December 7, 1989, was reorganized as a portfolio of the Trust on July ____ 1999. The Fund's investment adviser is Federated Investment Management Company.


SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.


SECURITIES DESCRIPTIONS AND TECHNIQUES
Fixed Income Securities

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund invests.

     Treasury Securities
     Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks. Zero Coupon Securities Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate risks and credit risks of a zero coupon security. There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

Special Transactions
     Delayed Delivery Transactions
     Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default. Asset Coverage In order to secure its obligations in connection with special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.

INVESTMENT RISKS

There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.


Credit Risk
Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.


INVESTMENT LIMITATIONS

Diversification

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Concentration

The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments are not deemed to constitute an industry.

Issuing Senior Securities and Borrowing Money

The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act.

Pledging Assets

The Fund will not mortgage, pledge, or hypothecate any assets except as necessary to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the pledge.

Lending Cash or Securities

The Fund will not lend any of its assets, except that it may purchase or hold U.S. Treasury obligations as permitted by its investment objective, policies and limitations or Declaration of Trust.

Investing in Real Estate

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Underwriting Securities

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Investing in Commodities

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

The above limitations cannot be changed unless authorized by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Buying on Margin

The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

Investing in Illiquid Securities

The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets.

Investing in Securities of Other Investment Companies

The Fund will not acquire securities of other investment companies, except as part of a merger, consolidation, or other acquisition.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

For purposes of the above policy concerning concentration, in conformity with an SEC position, the Fund considers "bank instruments" to be limited to instruments of domestic banks.

Regulatory Compliance

The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in each prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the "Rule"), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.


DETERMINING MARKET VALUE OF SECURITIES

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.




WHAT DO SHARES COST?

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.


HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.


RULE 12B-1 PLAN
As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.


SHAREHOLDER SERVICES
The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.


SUPPLEMENTAL PAYMENTS
Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.


SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.


REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.


MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.


ACCOUNT AND SHARE INFORMATION


VOTING RIGHTS
Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

 All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

As of ___________, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares:


TAX INFORMATION


FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.


WHO MANAGES AND PROVIDES SERVICES TO THE FUND?


BOARD OF TRUSTEES
The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of fifteen Funds and The Federated Fund Complex is comprised of 56 investment companies, whose investment advisers are affiliated with the Trust's Adviser.

As of ___________, 1999, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding shares.

An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.








Name                                                                                                            Total
Birth Date                                                                                    Aggregate         Compensation From
Address                            Principal Occupations                                      Compensation      Trust and Fund
Position With Trust                for Past Five Years                                        From Trust        Complex
John F. Donahue*+                  Chief Executive Officer and Director or Trustee of                      $0   $0 for the
Birth Date: July 28, 1924          the Federated Fund Complex; Chairman and Director,                           Trust and
Federated Investors Tower          Federated Investors, Inc.; Chairman and Trustee,                             54 other investment
1001 Liberty Avenue                Federated Investment Management Company; Chairman and                        companies
Pittsburgh, PA                     Director, Federated Investment Counseling and                                in the Fund Complex
CHAIRMAN AND TRUSTEE               Federated Global Investment Management Corp.;
                                   Chairman, Passport Research, Ltd.
Thomas G. Bigley                   Director or Trustee of the Federated Fund Complex;                $18, 351   $113,860.22 for the
Birth Date: February 3, 1934       Director, Member of Executive Committee, Children's                          Trust and 54 other
15 Old Timber Trail                Hospital of Pittsburgh; formerly: Senior Partner,                            investment
Pittsburgh, PA                     Ernst & Young LLP; Director, MED 3000 Group, Inc.;                           companies
TRUSTEE                            Director, Member of Executive Committee, University                          in the Fund Complex
                                   of Pittsburgh.

John T. Conroy, Jr.                Director or Trustee of the Federated Fund Complex;                 $20,189   $125,264.48 for the
Birth Date: June 23, 1937          President, Investment Properties Corporation; Senior                         Trust and 54 other
Wood/IPC Commercial Dept.          Vice President, John R. Wood and Associates, Inc.,                           investment
John R. Wood Associates, Inc.      Realtors; Partner or Trustee in private real estate                          companies
Realtors                           ventures in Southwest Florida; formerly: President,                          in the Fund Complex
3255 Tamiami Trail North           Naples Property Management, Inc. and Northgate
Naples, FL                         Village Development Corporation.
TRUSTEE

John F. Cunningham++               Director or Trustee of some of the Federated Fund                       $0   $0 for the Trust
Birth Date: March 5, 1943          Complex; Chairman, President and Chief Executive                             and 26 other
353 El Brillo Way                  Officer, Cunningham & Co., Inc. ; Trustee Associate,                         investment
Palm Beach, FL                     Boston College; Director, EMC Corporation; formerly:                         companies in the
TRUSTEE                            Director, Redgate Communications.                                            Fund Complex

                                   Retired: Chairman of the Board and Chief Executive
                                   Officer, Computer Consoles, Inc., President and Chief
                                   Operating Officer, Wang Laboratories; Director, First
                                   National Bank of Boston; Director, Apollo Computer,
                                   Inc.

Lawrence D. Ellis, M.D.*           Director or Trustee of the Federated Fund Complex;                 $18,351   $113,860.22 for the
Birth Date: October 11, 1932       Professor of Medicine, University of Pittsburgh;                             Trust and 54 other
3471 Fifth Avenue                  Medical Director, University of Pittsburgh Medical                           investment
Suite 1111                         Center - Downtown; Hematologist, Oncologist, and                             companies
Pittsburgh, PA                     Internist, University of Pittsburgh Medical Center;                          in the Fund Complex
TRUSTEE                            Member, National Board of Trustees, Leukemia Society
                                   of America.

Peter E. Madden                    Director or Trustee of the Federated Fund Complex;                 $18,351   $113,860.22 for the
Birth Date: March 16, 1942         formerly: Representative, Commonwealth of                                    Trust and 54 other
One Royal Palm Way                 Massachusetts General Court; President, State Street                         investment
100 Royal Palm Way                 Bank and Trust Company and State Street Corporation.                         companies
Palm Beach, FL                                                                                                  in the Fund Complex
TRUSTEE                            Retired: Director, VISA USA and VISA International;
                                   Chairman and Director, Massachusetts Bankers
                                   Association; Director, Depository Trust Corporation.

Charles F. Mansfield, Jr.++        Director or Trustee of some of the Federated Fund                       $0   $0 for the Trust
Birth Date: April 10, 1945         Complex; Management Consultant.                                              and 26 other
80 South Road                                                                                                   investment
Westhampton Beach, NY TRUSTEE      Retired: Chief Executive Officer, PBTC International                         companies in the
                                   Bank; Chief Financial Officer of Retail Banking                              Fund Complex
                                   Sector, Chase Manhattan Bank; Senior Vice President,
                                   Marine Midland Bank; Vice President, Citibank;
                                   Assistant Professor of Banking and Finance, Frank G.
                                   Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D.,         Director or Trustee of the Federated Fund Complex;                 $18,351   $113,860.22 for the
S.J.D.                             President, Law Professor, Duquesne University;                               Trust and 54 other
Birth Date: December 20, 1932      Consulting Partner, Mollica & Murray.                                        investment
President, Duquesne University                                                                                  companies
Pittsburgh, PA                     Retired: Dean and Professor of Law, University of                            in the Fund Complex
TRUSTEE                            Pittsburgh School of Law; Dean and Professor of Law,
                                   Villanova University School of Law.

Marjorie P. Smuts                  Director or Trustee of the Federated Fund Complex;                 $18,351   $113,860.22 for the
Birth Date: June 21, 1935          Public Relations/Marketing/Conference Planning.                              Trust and 54 other
4905 Bayard Street                                                                                              investment
Pittsburgh, PA                     Retired: National Spokesperson, Aluminum Company of                          companies in the
TRUSTEE                            America; business owner.                                                     Fund Complex

John S. Walsh++                    Director or Trustee of some of the Federated Fund                       $0   $0 for the Trust
Birth Date: November 28, 1957      Complex; President and Director, Heat Wagon, Inc.;                           and 23 other
2007 Sherwood Drive                President and Director, Manufacturers Products, Inc.;                        investment
Valparaiso, IN                     President, Portable Heater Parts, a division of                              companies in the
TRUSTEE                            Manufacturers Products, Inc.; Director, Walsh &                              Fund Complex
                                   Kelly, Inc.; formerly, Vice President, Walsh & Kelly,
                                   Inc.

J. Christopher Donahue+            President or Executive Vice President of the                            $0   $0 for the Trust
Birth Date: April 11, 1949         Federated Fund Complex; Director or Trustee of some                          and 16 other
Federated Investors Tower          of the Funds in the Federated Fund Complex; President                        investment
1001 Liberty Avenue                and Director, Federated Investors, Inc.; President                           companies in the
Pittsburgh, PA                     and Trustee, Federated Investment Management Company;                        Fund Complex
PRESIDENT                          President and Director, Federated Investment
                                   Counseling and Federated Global Investment
                                   Management Corp.; President, Passport
                                   Research, Ltd.; Trustee, Federated
                                   Shareholder Services Company; Director,
                                   Federated Services Company.




Edward C. Gonzales                 Trustee or Director of some of the Funds in the                         $0   $0 for the Trust and
Birth Date: October 22, 1930       Federated Fund Complex; President, Executive Vice                            1 other investment
Federated Investors Tower          President and Treasurer of some of the Funds in the                          companies in the
1001 Liberty Avenue                Federated Fund Complex; Vice Chairman, Federated                             Fund Complex
Pittsburgh, PA                     Investors, Inc.; Vice President, Federated Investment
EXECUTIVE VICE PRESIDENT           Management Company, Federated Investment Counseling,
                                   Federated Global Investment Management Corp. and
                                   Passport Research, Ltd.; Executive Vice President and
                                   Director, Federated Securities Corp.; Trustee,
                                   Federated Shareholder Services Company
John W. McGonigle                  Executive Vice President and Secretary of the                           $0   $0 for the Trust
Birth Date: October 26, 1938       Federated Fund Complex; Executive Vice President,                            and 54 other
Federated Investors Tower          Secretary, and Director, Federated Investors, Inc.;                          investment
1001 Liberty Avenue                Trustee, Federated Investment Management Company;                            companies in the
Pittsburgh, PA                     Director, Federated Investment Counseling and                                Fund Complex
EXECUTIVE VICE PRESIDENT AND       Federated Global Investment Management Corp.;
SECRETARY                          Director, Federated Services Company; Director,
                                   Federated Securities Corp.
Richard J. Thomas                  Treasurer of the Federated Fund Complex; Vice                           $0   $0 for the Trust
Birth Date:  June 17, 1954         President - Funds Financial Services Division,                               and 54 other
Federated Investors Tower          Federated Investors, Inc.; Formerly: various                                 investment
1001 Liberty Avenue                management positions within Funds Financial Services                         companies in the
Pittsburgh, PA                     Division of Federated Investors, Inc.                                        Fund Complex
TREASURER

William D. Dawson, III             Chief Investment Officer of this Fund and various                       $0   $0 for the Trust
Birth Date: March 3, 1949          other Funds in the Federated Fund Complex; Executive                         and 41 other
Federated Investors Tower          Vice President, Federated Investment Counseling,                             investment
1001 Liberty Avenue                Federated Global Investment Management Corp.,                                companies in the
Pittsburgh, PA                     Federated Investment Management Company and Passport                         Fund Complex
CHIEF INVESTMENT OFFICER           Research, Ltd.; Registered Representative, Federated
                                   Securities Corp.; Portfolio Manager,
                                   Federated Administrative Services; Vice
                                   President, Federated Investors, Inc.;
                                   formerly: Executive Vice President and Senior
                                   Vice President, Federated Investment
                                   Counseling Institutional Portfolio Management
                                   Services Division; Senior Vice President,
                                   Federated Investment Management Company and
                                   Passport Research, Ltd.
Richard B. Fisher                  President or Vice President of some of the Funds in                     $0   $0 for the Trust
Birth Date: May 17, 1923           the Federated Fund Complex; Director or Trustee of                           and 6 other
Federated Investors Tower          some of the Funds in the Federated Fund Complex;                             investment
1001 Liberty Avenue                Executive Vice President, Federated Investors, Inc.;                         companies in the
Pittsburgh, PA                     Chairman and Director, Federated Securities Corp.                            Fund Complex
VICE PRESIDENT

Deborah A. Cunningham              Deborah A. Cunningham is Vice President of the Trust.                   $0   $0 for the Trust
Birth Date:  September 15,          Ms. Cunningham joined Federated Investors in 1981                           and 6 other
1959                               and has been a Senior Portfolio Manager and a Senior                         investment
Federated Investors Tower          Vice President of the Fund's investment adviser since                        companies in the
1001 Liberty Avenue                1997.  Ms. Cunningham served as a Portfolio Manager                          Fund Complex
Pittsburgh, PA                     and a Vice President of the investment adviser from
VICE PRESIDENT                     1993 until 1996. Ms. Cunningham is a Chartered
                                   Financial Analyst and received her M.S.B.A. in
                                   Finance from Robert Morris College.

Mary Jo Ochson                     Mary Jo Ochson is Vice President of the Trust.  Ms.                     $0   $0 for the Trust
Birth Date:  September 12,         Ochson joined Federated Investors in 1982 and has                            and 7 other
1953                               been a Senior Portfolio Manager and a Senior Vice                            investment
Federated Investors Tower          President of the Fund's investment adviser since                             companies in the
1001 Liberty Avenue                1996.  From 1988 through 1995, Ms. Ochson served as a                        Fund Complex
Pittsburgh, PA                     Portfolio Manager and a Vice President of the Fund's
VICE PRESIDENT                     investment adviser.  Ms. Ochson is a Chartered
                                   Financial Analyst and received her M.B.A. in Finance
                                   from the University of Pittsburgh.

Susan R. Hill                      Susan R. Hill is Vice President of the Trust.  Ms.                      $0   $0 for the Trust
Birth Date:  June 20, 1963         Hill joined Federated Investors in 1990 and has been                         and 9 other
Federated Investors Tower          a Portfolio Manager since 1993 and a Vice President                          investment
1001 Liberty Avenue                of the Fund's investment adviser since 1997.  Ms.                            companies in the
Pittsburgh, PA                     Hill was a Portfolio Manager and an Assistant Vice                           Fund Complex
VICE PRESIDENT                     President of the investment adviser from 1994 until
                                   1997.  Ms. Hill is a Chartered Financial Analyst and
                                   received an M.S. in Industrial Administration from
                                   Carnegie Mellon University.

+Mr. Donahue is the father of J. Christopher Donahue, President of the Trust.

++Messrs. Cunningham , Mansfield, and Walsh became members of the Board of Trustees on January 1, 1999. They did not earn any fees for serving the Fund Complex since these fees are reported as of the end of the last calendar year. They did not receive any fees as of the fiscal year end of the Trust.


INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.


Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.


BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.


Research Services
Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.


ADMINISTRATOR
Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

Maximum Administrative Fee             Average Aggregate Daily Net Assets of the
                                         Federated Funds
0.150 of 1%                            on the first $250 million
0.125 of 1%                            on the next $250 million
0.100 of 1%                            on the next $250 million
0.075 of 1%                            on assets in excess of $750 million
The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.


CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.


INDEPENDENT PUBLIC ACCOUNTANTs
Ernst & Young LLP is the independent public accountant for the Fund.

FEES PAID BY THE FUND FOR SERVICES
For the Year ended April 30            1999             1998            1997
Advisory Fee Earned                       $       $7,087,604      $5,563,438
Advisory Fee Reduction                    $       $5,493,748      $4,378,520
Brokerage Commissions                     $               $0              $0
Administrative Fee                        $       $1,336,995      $1,050,793
12b-1 Fee
  Institutional Service Shares            $             ----            ----
Shareholder Services Fee
   Institutional Service Shares           $             ----            ----
   Institutional Shares                   $             ----            ----

Fees are allocated among Classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable Class of Shares.

For the fiscal years ended April 30, 1999, 1998 and 1997, fees paid by the Fund for services are prior to the Fund's reorganization as a portfolio of the Trust on ________, 1999.


HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.


Average Annual Total Returns and Yield
Total returns given for the one-year, five-year and Start of Performance periods ended April 30, 1999.

Yield and Effective Yield given for the 7-day period ended April 30, 1999.

Performance of the Fund shown is prior to its reorganization as a portfolio of the Trust on _______, 1999.



                               7  Day Period            1 Year         5 Years   Start of Performance on December 15,
                                                                                 1994
Institutional Service
Shares
Total Return
Yield
Effective Yield
                               7  Day Period            1 Year         5 Years   Start of Performance on June 11, 1991
Institutional Shares
Total Return
Yield
Effective Yield
-----------------------------------------------------------------------------------------------------------------------

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.


YIELD
The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.




PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o    references  to  ratings,   rankings,   and  financial  publications  and/or
     performance comparisons of Shares to certain indices;

o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

oLipper Analytical Services, Inc. ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

oIBC/Donoghue's Money Fund Report publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

oMoney, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

oSalomon 30-Day Treasury Bill Index is a weekly quote of the most representative yields for selected securities, issued by the U.S. Treasury, maturing in 30 days.


WHO IS FEDERATED INVESTORS, INC.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.


Federated Funds overview

Municipal Funds
In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.


Equity Funds
In the equity sector, Federated has more than 28 years' experience. As of December 31, 1998, Federated managed 27 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.


Corporate Bond Funds
In the corporate bond sector, as of December 31, 1998, Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $209 billion.


Government Funds
In the government sector, as of December 31, 1998, Federated manages 9 mortgage-backed, 5 government/ agency and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage-backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds within these maturity ranges.

Money Market Funds
In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime and 23 municipal with assets approximating $41.6 billion, $22.8 billion and $12.5 billion, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.


Mutual Fund Market
Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.


Federated Clients Overview

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients
Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B.
Fisher, President, Institutional Sales Division, Federated Securities Corp.


Bank Marketing
Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.


Broker/Dealers and Bank Broker/Dealer Subsidiaries
Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.


FINANCIAL INFORMATION

The Financial Statements for the Fund for the fiscal year ended April 30, 1999, are incorporated herein by reference to the Annual Report to Shareholders of U.S. Treasury Cash Reserves dated April 30, 1999.

115


ADDRESSES

u.s. treasury cash reserves

Institutional Service Shares
Institutional Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000


Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, PA 15222-3779


Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600


Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600


Independent Public Accountants
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072



Prospectus



LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST

A Portfolio of Money Market Obligations Trust


Class A Shares
class b shares


A money market mutual fund seeking stability of principal and current income consistent with stability of principal by investing primarily in a portfolio of U.S. government securities maturing in 397 days or less.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.







         Contents
         Risk/Return Summary
         What are the Fund's Fees and Expenses?
         What are the Fund's Investment Strategies?
         What are the Principal Securities in Which the Fund Invests? What are the Specific Risks of Investing in the Fund?
         What do Shares Cost?
         How is the Fund Sold?
         How to Purchase Shares
         How to Redeem and Exchange Shares
         Account and Share Information
         Who Manages the Fund?
         Financial Information




   July ____ 1999

RISK/RETURN SUMMARY


WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund's investment objective is stability of principal and current income consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.


WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?
The Fund invests at least 65% of its total assets in a portfolio of U.S. Treasury and government agency securities maturing in 397 days or less. These investments include repurchase agreements collateralized fully by U.S. Treasury and government agency securities.
The average maturity of the Fund's portfolio will be 90 days or less.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
Although the Fund seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table
The Bar Chart and Performance Table below reflect historical performance data for Class A Shares of Liberty U.S. Government Money Market Trust (the "Former Fund") prior to its reorganization into the Fund, which is a newly created portfolio of Money Market Obligations Trust (the "Trust"). On the date of the reorganization, _____________ 1999, the Former Fund was dissolved and its net assets (inclusive of liabilities recorded on the Former Fund's records) were transferred to the Fund The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Former Fund's Class A Shares as of the calendar year-end for each of ten years. The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 1% up to 9%. The `x' axis represents calculation periods for the last ten calendar years of the Former Fund, beginning with the earliest year.. The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Former Fund's Class A Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1989 through 1998. The percentages noted are: 8.50%, 7.48%, 5.29%, 3.03%, 2.32%, 3.30%, 5.00%, 4.44%,
4.61% and 4.56%.

Historically, the Former Fund has maintained a constant $1.00 net asset value. The bar chart shows the variability of the Former Fund's Class A Shares total returns on a calendar year-end basis. The Former Fund's Class A Shares were not sold subject to a sales charge (load). The total returns shown above are based upon the net asset value. The Former Fund's Class A Shares total return from January 1, 1999 to March 31, 1999 was 0.98% Within the period shown in the Chart, the Former Fund's Class A Shares highest quarterly return was 2.17% (quarter ended June 30, 1989). Its lowest quarterly return was 0.51% (quarter ended March 31, 1993).

Average Annual Total Return Table

The following table represents the Former Fund's Class A Shares and Class B Shares Average Annual Total Returns for the calendar periods ending
December 31, 1998.
Calendar Period           Class A Shares      Class B Shares
1 Year                    4.56%               -1.90%
5 Years                   4.38%               N/A
10 Years                  4.84%               N/A
Start of Performance1     6.77%               3.31%
1The Former Fund's Class A Shares and Class B Shares start of performance dates were June 6, 1980 and December 17, 1994, respectively. The Former Fund's Class A Shares and Class B Shares 7-Day Net Yields as of December 31, 1998 were 4.10% and 3.20%, respectively.
Investors may call the Fund at 1-800-341-7400 to acquire the current 7-Day Net Yield.
Past performance does not necessarily predict future performance. This information provides you with historical performance so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

WHAT ARE THE FUND'S FEES AND EXPENSES?


Liberty U. S. Government money market trust

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Class A or Class B shares.



Shareholder Fees
Fees Paid Directly From Your Investment                                          Class A  Class B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering    None     None
price)
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase       0.00%    5.50%
price or redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other           None     None
Distributions) (as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if applicable)               None     None
Exchange Fee                                                                     None     None

Annual Fund Operating Expenses (Before Waivers)(1)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee (2)                                                               0.49%    0.49%
Distribution (12b-1) Fee                                                         None     0.75%
Shareholder Services Fee (3)                                                     0.25%    0.25%
Other Expenses                                                                   0.44%    0.44%
Total Annual Fund Operating Expenses (4)                                         1.18%    1.93% (5)
1  Although not contractually obligated to do so, the adviser and shareholder services provider expect to waive certain amounts during the fiscal year ending March 31, 2000. These are shown below along with the net expenses the
   Fund expects to actually pay for the fiscal year ended March 31, 2000.

   Total Waivers of Fund Expenses                                                0.16%    0.01%
   Total Actual Annual Fund Operating Expenses (after waivers )                  1.02%    1.92%

2 The adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.48% for the year ended March 31, 2000.

3 The shareholder services provider expects to voluntarily reduce a portion of the Fund's Class A Shares shareholder services fee. The shareholder services provider can termiminate this anticipated voluntary reduction at any time. The shareholder services fee paid by the Fund's Class A Shares (after the anticipated voluntary reduction) is expected to be 0.10% for the fiscal year ended March 31, 2000.

4 For the fiscal year ended March 31, 1999, prior to the reorganization of Liberty U.S. Government Money Market Trust, the Former Fund, as a portfolio of Money Market Obligations Trust, the Total Annual Fund Operating Expenses and Total Actual Annual Fund Operating Expenses (after waivers) for Class A Shares were 1.20% and 1.03%, respectively, and for Class B Shares were 1.93% and 1.93%, respectively.

5 Class B Shares convert to Class A Shares (which pay lower ongoing expenses) approximately eight years after purchase.

Example
This Example is intended to help you compare the cost of investing in the Fund's Class A Shares and Class B Shares with the cost of investing in other mutual funds.
  The Example assumes that you invest $10,000 in the Fund's Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown for Class B Shares. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares and Class B Shares operating expenses are before waivers as estimated in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be: Share Class 1 Year 3 Years 5 Years 10 Years Class A Shares Expenses assuming redemption $120 $375 $649 $1,432 Class B Shares Expenses assuming redemption $763 $1,044 $1,274 $2,254 Expenses assuming no redemption $196 $606 $1,042 $2,254

WHAT ARE THE FUND'S INVESTMENT STRATEGIES?
The Fund invests primarily in a portfolio of U.S. Treasury and government agency securities with a maturity of 397 days or less. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less.

The adviser targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The adviser formulates its interest rate outlook by analyzing a variety of factors, such as:

o current U.S. economic activity and the economic outlook ;

o current short-term interest rates;

o the Federal Reserve Board's policies regarding short-term interest rates; and

o the potential effects of foreign economic activity on U.S. short-term interest rates.

The adviser generally shortens the portfolio's dollar-weighted average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. The adviser selects securities used to lengthen or shorten the portfolio's dollar-weighted average maturity by comparing the returns currently offered by different investments to their historical and expected returns.


WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?
Fixed Income Securities

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. The Fund invests in the following types of fixed income securities.

     Treasury securities

     Treasury securities are direct obligations of the federal government of the United States.

     Agency securities

     Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.

     Bank Instruments
     Bank instruments are securities of banks and savings associations the principal amount of which is fully insured by the FDIC or FSLIC.
Repurchase Agreements

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser. Repurchase agreements are subject to credit risks.

Delayed Delivery Transactions

Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Investing in Securities of Other Investment Companies
The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?
Although there are many factors that may affect an investment in the Fund, the principal risks of investing in a U.S. government money market fund are described below.

Interest Rate Risk

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

Credit Risk

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.


WHAT DO SHARES COST?

You can purchase, redeem or exchange Shares any day the New York Stock Exchange
(NYSE) is open. The Fund attempts to stabilize the net asset value (NAV) of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge. NAV is determined at 12:00 noon and 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $1,500. However, the minimum investment for a retirement account in any class is $250. Subsequent investments must be in amounts of at least $100.

An account may be opened with a smaller amount as long as the $1,500 minimum, and, in the case of retirement accounts, the $250 minimum, is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

SALES CHARGE WHEN YOU REDEEM
Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

Class B Shares
Shares Held Up To:                                  CDSC
1 year                                                 5.50%
2 years                                                4.75%
3 years                                                4.00%
4 years                                                3.00%
5 years                                                2.00%
6 years                                                1.00%
7 years or more                                        0.00%

You will not be charged a CDSC when redeeming Shares:

o        purchased with reinvested dividends or capital gains;

o    purchased within 120 days of redeeming Shares of an equal or lesser amount;

o that you exchanged into the same share class of another Federated Fund where the shares were held for the applicable CDSC holding period (other than a money market fund);

o purchased through investment professionals who did not receive advanced sales payments; or

o    if, after you purchase Shares, you become disabled as defined by the IRS.

In addition, you will not be charged a CDSC:

     o if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;

o        if your redemption is a required retirement plan distribution;

o        upon the death of the last surviving shareholder of the account.

If your redemption qualifies, you or your investment professional should notify the Distributor at the time of redemption to eliminate the CDSC. If the Distributor is not notified, the CDSC will apply.

To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

o        Shares that are not subject to a CDSC; and

o Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated Funds that have been exchanged for Shares of this Fund); and

The CDSC is then calculated using the share price at the time of purchase or redemption, whichever is lower.


HOW IS THE FUND SOLD?

The Fund offers two share classes: Class A Shares and Class B Shares, each representing interests in a single portfolio of securities.

The Fund's Distributor markets the Shares described in this prospectus to institutions or individuals, directly or through investment professionals.

When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).


RULE 12B-1 PLAN
The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Class B Shares. Because Class B Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.


HOW TO PURCHASE SHARES

You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated Fund. The Fund reserves the right to reject any request to purchase or exchange Shares. Where the Fund offers more than one share class and you do not specify the class choice on your New Account Form or form of payment (e.g., Federal Reserve wire or check) you automatically will receive Class A Shares.


THROUGH AN INVESTMENT PROFESSIONAL
o        Establish an account with the investment professional; and

o Submit your purchase order to the investment professional before 3:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."


DIRECTLY FROM THE FUND

     o Establish your account with the Fund by submitting a completed New Account Form; and

o        Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.


By Wire Send your wire to:

   State Street Bank and Trust Company
   Boston, MA
   Dollar Amount of Wire
   ABA Number 011000028
   Attention: EDGEWIRE
   Wire Order Number, Dealer Number, or Group Number
   Nominee/Institution Name
   Fund Name and Number and Account Number
You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check
Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

   Federated Shareholder Services Company
   P.O. Box 8600
   Boston, MA 02266-8600
If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

   Federated Shareholder Services Company
   1099 Hingham Street
   Rockland, MA 02370-3317
Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.


THROUGH AN EXCHANGE
You may purchase Shares through an exchange from the same Share class of another Federated Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.


BY SYSTEMATIC INVESTMENT PROGRAM
Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.


BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.


RETIREMENT INVESTMENTS
You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.


HOW TO REDEEM AND EXCHANGE SHARES

You should redeem or exchange Shares:

     o through an investment professional if you purchased Shares through an investment professional; or

o        directly from the Fund if you purchased Shares directly from the Fund.


THROUGH AN INVESTMENT PROFESSIONAL
Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

By Telephone
You may redeem or exchange Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.

If you call before 12:00 noon (Eastern time) your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 12:00 noon (Eastern time) your redemption will be wired to you the following business day. You will receive that day's dividend. Under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time).


By Mail
You may redeem or exchange Shares by mailing a written request to the Fund.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

   Federated Shareholder Services Company
   P.O. Box 8600
   Boston, MA 02266-8600
Send requests by private courier or overnight delivery service to:

   Federated Shareholder Services Company
   1099 Hingham Street
   Rockland, MA 02370-3317 All requests must include:

o        Fund Name and Share Class, account number and account registration;

o        amount to be redeemed or exchanged;

o        signatures of all Shareholders exactly as registered; and

o if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.


Signature Guarantees Signatures must be guaranteed if:

     o your redemption will be sent to an address other than the address of record;

     o your redemption will be sent to an address of record that was changed within the last 30 days;

     o a redemption is payable to someone other than the shareholder(s) of record; or

o if exchanging (transferring) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.


PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

     o an electronic transfer to your account at a financial institution that is an ACH member; or

o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.


Redemption in Kind
Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.


LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

o        to allow your purchase to clear;

o        during periods of market volatility; or

o when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.


REDEMPTIONS FROM RETIREMENT ACCOUNTS
In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.


EXCHANGE PRIVILEGES
You may exchange Shares of the Fund into Shares of the same class of another Federated Fund. To do this, you must:

o        ensure that the account registrations are identical;

o        meet any minimum initial investment requirements; and

o        receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated Funds.


SYSTEMATIC WITHDRAWAL/exchange PROGRAM
You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

Systematic Withdrawal Program (SWP) On Class B Shares You will not be charged a CDSC on SWP redemptions if:

o        you redeem 12% or less of your account value in a single year;

o        you reinvest all dividends and capital gains distributions; and

o your account has at least a $10,000 balance when you establish the SWP. (You cannot aggregate multiple Class B Share accounts to meet this minimum balance).

You will be subject to a CDSC on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, your account is valued when you establish the SWP and then annually at calendar year-end. You can redeem monthly, quarterly, or semi-annually.

For SWP accounts established prior to April 1, 1999, your account must be at least one year old in order to be eligible for the waiver of the CDSC.


CHECKWRITING  (Class A Shares only)
You may request checks to redeem your Class A Shares. Your account will continue to receive the daily dividend declared on the Class A Shares being redeemed until the check is presented for payment.


DEBIT CARD (Class A Shares only)
You may request a debit card account that allows you to redeem Class A Shares. There is an annual fee for this service that the Fund will automatically deduct from your account.


ADDITIONAL CONDITIONS

Telephone Transactions
The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.


Share Certificates
The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.


ACCOUNT AND SHARE INFORMATION


Account Activity
You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.


DIVIDENDS AND CAPITAL GAINS
The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.


ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.


TAX INFORMATION
The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.


WHO MANAGES THE FUND?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which total approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.


advisory fees
The Adviser receives an annual investment advisory fee based on the Fund's average daily net assets as shown in the chart below. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.


                                    Fee as
Average Daily                      Percentage of
  Net Assets               Average Daily Net Assets
First $500 million                          0.500%

Second $500 million                 0.475%

Third $500 million                  0.450%

Fourth $500 million                 0.425%

Over $2 billion                     0.400%


Year 2000 Readiness
The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.


FINANCIAL INFORMATION


FINANCIAL HIGHLIGHTS
(TO BE INSERTED IN THE 485b FILING)

LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST

A Portfolio of Money Market Obligations Trust


class a shares
class b shares

A Statement of Additional Information (SAI) dated July ____ 1999, is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Fund's Annual Report to shareholders as it becomes available. The Annual Report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the Annual Report, the Semi-Annual Report and other information without charge, and make inquires, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

Investment Company Act File No. 811-5950
Cusip_____________
Cusip_____________

G00701-03 (7/99)



Statement of Additional Information



LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST

A Portfolio of Money Market Obligations Trust


class a shares

class b shares

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Liberty U. S. Government Money Market Trust Class A Shares and Class B Shares (Fund), dated July ___ 1999. This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.





   july ____ 1999







       Contents
       How is the Fund Organized?
       Securities in Which the Fund Invests
       How is the Fund Sold?
       Subaccounting Services
       Redemption in Kind
       Massachusetts Partnership Law
       Account and Share Information
       Tax Information
       Who Manages and Provides Services to the Fund?
       How Does the Fund Measure Performance?
       Who is Federated Investors, Inc.?
       [Financial Information]
       Addresses
Cusip ___________
Cusip ___________
8062809B (7/99)

HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of Money Market Obligations Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund, which was established on August 30, 1979, was reorganized as a portfolio of the Trust on July _____ 1999. The Fund's investment adviser is Federated Investment Management Company.


SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.


SECURITIES DESCRIPTIONS AND TECHNIQUES
Fixed Income Securities
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities. A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields. The following describes the types of fixed income securities in which the Fund invests.
     Treasury Securities
     Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks. Agency Securities Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities. Bank Instruments Bank instruments are securities of banks and savings associations the principal amount of which is fully insured by the FDIC or FSLIC.

Investing in Securities of Other Investment Companies
The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

Special Transactions
     Repurchase Agreements
     Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser. The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price. Repurchase agreements are subject to credit risks. Delayed Delivery Transactions Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default. Asset Coverage In order to secure its obligations in connection with special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.

INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Credit Risk

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.


INVESTMENT LIMITATIONS

Diversification

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Concentration

The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments are not deemed to constitute an industry.

Issuing Senior Securities and Borrowing Money

The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act.

Lending Cash or Securities

The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Investing in Real Estate

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Commodities

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

Underwriting Securities

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

The above limitations cannot be changed unless authorized by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Pledging Assets

The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Buying on Margin

The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

Investing in Illiquid Securities

The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets.

For purposes of the above policy concerning concentration, in conformity with an SEC position, the Fund considers "bank instruments" to be limited to instruments of domestic banks.

Regulatory Compliance

The Trust may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Trust will comply with the various requirements of Rule 2a-7 (the "Rule"), which regulates money market mutual funds. The Trust will determine the effective maturity of its investments according to the Rule. The Trust may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.


DETERMINING MARKET VALUE OF SECURITIES
The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.


WHAT DO SHARES COST?

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.


REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE
These reductions or eliminations are offered because: no sales commissions have been advanced to the investment professional selling Shares; the shareholder has already paid a Contingent Deferred Sales Charge (CDSC); or nominal sales efforts are associated with the original purchase of Shares.

Upon notification to the Distributor or the Fund's transfer agent, no CDSC will be imposed on redemptions:

o following the death or post-purchase disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;

o representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70 1/2;

o which are qualifying redemptions of Class B Shares under a Systematic Withdrawal Program;

o of Shares that represent a reinvestment within 120 days of a previous redemption;

o of Shares held by the Trustees, employees, and sales representatives of the Fund, the Adviser, the Distributor and their affiliates; employees of any investment professional that sells Shares according to a sales agreement with the Distributor; and the immediate family members of the above persons; and

o of Shares originally purchased through a bank trust department, a registered investment adviser or retirement plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through these entities.

HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.


RULE 12B-1 PLAN
As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

Federated and its subsidiaries may benefit from arrangements where the Rule 12b-1 Plan fees related to Class B Shares may be paid to third parties who have advanced commissions to investment professionals.


SHAREHOLDER SERVICES
The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.


SUPPLEMENTAL PAYMENTS
Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.


SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.


REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.


MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.


ACCOUNT AND SHARE INFORMATION


VOTING RIGHTS
Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Fund have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of the Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Fund's outstanding shares of all series entitled to vote.

As of _________, 1999, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares:
-------------------------

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX INFORMATION


FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

The Fund will be treated as a single separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.


WHO MANAGES AND PROVIDES SERVICES TO THE FUND?


BOARD OF TRUSTEES
The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of fifteen Funds and the Federated Fund Complex is comprised of 56 investment companies, whose investment advisers are affiliated with the Trust's Adviser.

As of ________, 1999, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding shares. An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.





Name                                                                                                            Total
Birth Date                                                                                    Aggregate         Compensation From
Address                            Principal Occupations                                      Compensation      Trust and Fund
Position With Trust                for Past Five Years                                        From Trust        Complex
John F. Donahue*+                  Chief Executive Officer and Director or Trustee of                      $0   $0 for the
Birth Date: July 28, 1924          the Federated Fund Complex; Chairman and Director,                           Trust and
Federated Investors Tower          Federated Investors, Inc.; Chairman and Trustee,                             54 other investment
1001 Liberty Avenue                Federated Investment Management Company; Chairman and                        companies
Pittsburgh, PA                     Director, Federated Investment Counseling and                                in the Fund Complex
CHAIRMAN AND TRUSTEE               Federated Global Investment Management Corp.;
                                   Chairman, Passport Research, Ltd.
Thomas G. Bigley                   Director or Trustee of the Federated Fund Complex;                $18, 351   $113,860.22 for the
Birth Date: February 3, 1934       Director, Member of Executive Committee, Children's                          Trust and 54 other
15 Old Timber Trail                Hospital of Pittsburgh; formerly: Senior Partner,                            investment
Pittsburgh, PA                     Ernst & Young LLP; Director, MED 3000 Group, Inc.;                           companies
TRUSTEE                            Director, Member of Executive Committee, University                          in the Fund Complex
                                   of Pittsburgh.

John T. Conroy, Jr.                Director or Trustee of the Federated Fund Complex;                 $20,189   $125,264.48 for the
Birth Date: June 23, 1937          President, Investment Properties Corporation; Senior                         Trust and 54 other
Wood/IPC Commercial Dept.          Vice President, John R. Wood and Associates, Inc.,                           investment
John R. Wood Associates, Inc.      Realtors; Partner or Trustee in private real estate                          companies
Realtors                           ventures in Southwest Florida; formerly: President,                          in the Fund Complex
3255 Tamiami Trail North           Naples Property Management, Inc. and Northgate
Naples, FL                         Village Development Corporation.
TRUSTEE

John F. Cunningham++               Director or Trustee of some of the Federated Fund                       $0   $0 for the Trust
Birth Date: March 5, 1943          Complex; Chairman, President and Chief Executive                             and 26 other
353 El Brillo Way                  Officer, Cunningham & Co., Inc. ; Trustee Associate,                         investment
Palm Beach, FL                     Boston College; Director, EMC Corporation; formerly:                         companies in the
TRUSTEE                            Director, Redgate Communications.                                            Fund Complex

                                   Retired: Chairman of the Board and Chief Executive
                                   Officer, Computer Consoles, Inc., President and Chief
                                   Operating Officer, Wang Laboratories; Director, First
                                   National Bank of Boston; Director, Apollo Computer,
                                   Inc.

Lawrence D. Ellis, M.D.*           Director or Trustee of the Federated Fund Complex;                 $18,351   $113,860.22 for the
Birth Date: October 11, 1932       Professor of Medicine, University of Pittsburgh;                             Trust and 54 other
3471 Fifth Avenue                  Medical Director, University of Pittsburgh Medical                           investment
Suite 1111                         Center - Downtown; Hematologist, Oncologist, and                             companies
Pittsburgh, PA                     Internist, University of Pittsburgh Medical Center;                          in the Fund Complex
TRUSTEE                            Member, National Board of Trustees, Leukemia Society
                                   of America.

Peter E. Madden                    Director or Trustee of the Federated Fund Complex;                 $18,351   $113,860.22 for the
Birth Date: March 16, 1942         formerly: Representative, Commonwealth of                                    Trust and 54 other
One Royal Palm Way                 Massachusetts General Court; President, State Street                         investment
100 Royal Palm Way                 Bank and Trust Company and State Street Corporation.                         companies
Palm Beach, FL                                                                                                  in the Fund Complex
TRUSTEE                            Retired: Director, VISA USA and VISA International;
                                   Chairman and Director, Massachusetts Bankers
                                   Association; Director, Depository Trust Corporation.

Charles F. Mansfield, Jr.++        Director or Trustee of some of the Federated Fund                       $0   $0 for the Trust
Birth Date: April 10, 1945         Complex; Management Consultant.                                              and 26 other
80 South Road                                                                                                   investment
Westhampton Beach, NY TRUSTEE      Retired: Chief Executive Officer, PBTC International                         companies in the
                                   Bank; Chief Financial Officer of Retail Banking                              Fund Complex
                                   Sector, Chase Manhattan Bank; Senior Vice President,
                                   Marine Midland Bank; Vice President, Citibank;
                                   Assistant Professor of Banking and Finance, Frank G.
                                   Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D.,         Director or Trustee of the Federated Fund Complex;                 $18,351   $113,860.22 for the
S.J.D.                             President, Law Professor, Duquesne University;                               Trust and 54 other
Birth Date: December 20, 1932      Consulting Partner, Mollica & Murray.                                        investment
President, Duquesne University                                                                                  companies
Pittsburgh, PA                     Retired: Dean and Professor of Law, University of                            in the Fund Complex
TRUSTEE                            Pittsburgh School of Law; Dean and Professor of Law,
                                   Villanova University School of Law.

Marjorie P. Smuts                  Director or Trustee of the Federated Fund Complex;                 $18,351   $113,860.22 for the
Birth Date: June 21, 1935          Public Relations/Marketing/Conference Planning.                              Trust and 54 other
4905 Bayard Street                                                                                              investment
Pittsburgh, PA                     Retired: National Spokesperson, Aluminum Company of                          companies in the
TRUSTEE                            America; business owner.                                                     Fund Complex

John S. Walsh++                    Director or Trustee of some of the Federated Fund                       $0   $0 for the Trust
Birth Date: November 28, 1957      Complex; President and Director, Heat Wagon, Inc.;                           and 23 other
2007 Sherwood Drive                President and Director, Manufacturers Products, Inc.;                        investment
Valparaiso, IN                     President, Portable Heater Parts, a division of                              companies in the
TRUSTEE                            Manufacturers Products, Inc.; Director, Walsh &                              Fund Complex
                                   Kelly, Inc.; formerly, Vice President, Walsh & Kelly,
                                   Inc.

J. Christopher Donahue+            President or Executive Vice President of the                            $0   $0 for the Trust
Birth Date: April 11, 1949         Federated Fund Complex; Director or Trustee of some                          and 16 other
Federated Investors Tower          of the Funds in the Federated Fund Complex; President                        investment
1001 Liberty Avenue                and Director, Federated Investors, Inc.; President                           companies in the
Pittsburgh, PA                     and Trustee, Federated Investment Management Company;                        Fund Complex
PRESIDENT                          President and Director, Federated Investment
                                   Counseling and Federated Global Investment
                                   Management Corp.; President, Passport
                                   Research, Ltd.; Trustee, Federated
                                   Shareholder Services Company; Director,
                                   Federated Services Company.





Edward C. Gonzales                 Trustee or Director of some of the Funds in the                         $0   $0 for the Trust and
Birth Date: October 22, 1930       Federated Fund Complex; President, Executive Vice                            1 other investment
Federated Investors Tower          President and Treasurer of some of the Funds in the                          companies in the
1001 Liberty Avenue                Federated Fund Complex; Vice Chairman, Federated                             Fund Complex
Pittsburgh, PA                     Investors, Inc.; Vice President, Federated Investment
EXECUTIVE VICE PRESIDENT           Management Company, Federated Investment Counseling,
                                   Federated Global Investment Management Corp. and
                                   Passport Research, Ltd.; Executive Vice President and
                                   Director, Federated Securities Corp.; Trustee,
                                   Federated Shareholder Services Company

John W. McGonigle                  Executive Vice President and Secretary of the                           $0   $0 for the Trust
Birth Date: October 26, 1938       Federated Fund Complex; Executive Vice President,                            and 54 other
Federated Investors Tower          Secretary, and Director, Federated Investors, Inc.;                          investment
1001 Liberty Avenue                Trustee, Federated Investment Management Company;                            companies in the
Pittsburgh, PA                     Director, Federated Investment Counseling and                                Fund Complex
EXECUTIVE VICE PRESIDENT AND       Federated Global Investment Management Corp.;
SECRETARY                          Director, Federated Services Company; Director,
                                   Federated Securities Corp.

Richard J. Thomas                  Treasurer of the Federated Fund Complex; Vice                           $0   $0 for the Trust
Birth Date:  June 17, 1954         President - Funds Financial Services Division,                               and 54 other
Federated Investors Tower          Federated Investors, Inc.; Formerly: various                                 investment
1001 Liberty Avenue                management positions within Funds Financial Services                         companies in the
Pittsburgh, PA                     Division of Federated Investors, Inc.                                        Fund Complex
TREASURER

William D. Dawson, III             Chief Investment Officer of this Fund and various                       $0   $0 for the Trust
Birth Date: March 3, 1949          other Funds in the Federated Fund Complex; Executive                         and 41 other
Federated Investors Tower          Vice President, Federated Investment Counseling,                             investment
1001 Liberty Avenue                Federated Global Investment Management Corp.,                                companies in the
Pittsburgh, PA                     Federated Investment Management Company and Passport                         Fund Complex
CHIEF INVESTMENT OFFICER           Research, Ltd.; Registered Representative, Federated
                                   Securities Corp.; Portfolio Manager,
                                   Federated Administrative Services; Vice
                                   President, Federated Investors, Inc.;
                                   formerly: Executive Vice President and Senior
                                   Vice President, Federated Investment
                                   Counseling Institutional Portfolio Management
                                   Services Division; Senior Vice President,
                                   Federated Investment Management Company and
                                   Passport Research, Ltd.

Richard B. Fisher                  President or Vice President of some of the Funds in                     $0   $0 for the Trust
Birth Date: May 17, 1923           the Federated Fund Complex; Director or Trustee of                           and 6 other
Federated Investors Tower          some of the Funds in the Federated Fund Complex;                             investment
1001 Liberty Avenue                Executive Vice President, Federated Investors, Inc.;                         companies in the
Pittsburgh, PA                     Chairman and Director, Federated Securities Corp.                            Fund Complex
VICE PRESIDENT

Deborah A. Cunningham              Deborah A. Cunningham is Vice President of the Trust.                   $0   $0 for the Trust
Birth Date:  September 15,          Ms. Cunningham joined Federated Investors in 1981                           and 6 other
1959                               and has been a Senior Portfolio Manager and a Senior                         investment
Federated Investors Tower          Vice President of the Fund's investment adviser since                        companies in the
1001 Liberty Avenue                1997.  Ms. Cunningham served as a Portfolio Manager                          Fund Complex
Pittsburgh, PA                     and a Vice President of the investment adviser from
VICE PRESIDENT                     1993 until 1996. Ms. Cunningham is a Chartered
                                   Financial Analyst and received her M.S.B.A. in
                                   Finance from Robert Morris College.

Mary Jo Ochson                     Mary Jo Ochson is Vice President of the Trust.  Ms.                     $0   $0 for the Trust
Birth Date:  September 12,         Ochson joined Federated Investors in 1982 and has                            and 7 other
1953                               been a Senior Portfolio Manager and a Senior Vice                            investment
Federated Investors Tower          President of the Fund's investment adviser since                             companies in the
1001 Liberty Avenue                1996.  From 1988 through 1995, Ms. Ochson served as a                        Fund Complex
Pittsburgh, PA                     Portfolio Manager and a Vice President of the Fund's
VICE PRESIDENT                     investment adviser.  Ms. Ochson is a Chartered
                                   Financial Analyst and received her M.B.A. in Finance
                                   from the University of Pittsburgh.

Susan R. Hill                      Susan R. Hill is Vice President of the Trust.  Ms.                      $0   $0 for the Trust
Birth Date:  June 20, 1963         Hill joined Federated Investors in 1990 and has been                         and 9 other
Federated Investors Tower          a Portfolio Manager since 1993 and a Vice President                          investment
1001 Liberty Avenue                of the Fund's investment adviser since 1997.  Ms.                            companies in the
Pittsburgh, PA                     Hill was a Portfolio Manager and an Assistant Vice                           Fund Complex
VICE PRESIDENT                     President of the investment adviser from 1994 until
                                   1997.  Ms. Hill is a Chartered Financial Analyst and
                                   received an M.S. in Industrial Administration from
                                   Carnegie Mellon University.

+Mr. Donahue is the father of J. Christopher Donahue, President of the Trust.

++Messrs. Cunningham , Mansfield, and Walsh became members of the Board of Trustees on January 1, 1999. They did not earn any fees for serving the Fund Complex since these fees are reported as of the end of the last calendar year. They did not receive any fees as of the fiscal year end of the Trust.


INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.


Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.


BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.


Research Services
Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.


ADMINISTRATOR
Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

Maximum Administrative Fee             Average Aggregate Daily Net Assets of the
                                         Federated Funds
0.150 of 1%                            on the first $250 million
0.125 of 1%                            on the next $250 million
0.100 of 1%                            on the next $250 million
0.075 of 1%                            on assets in excess of $750 million
The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.


CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.


INDEPENDENT PUBLIC ACCOUNTANTs
Arthur Andersen is the independent public accountant for the Fund.


FEES PAID BY THE FUND FOR SERVICES

For the Year ended March 31  1999             1998                   1997
Advisory Fee Earned             $       $3,175,542             $3,311,087
Advisory Fee Reduction          $         $126,845               $620,370
Brokerage Commissions                           $0                     $0
Administrative Fee              $         $484,666               $506,849
12b-1 Fee
   Class B Shares               $       ----                  ----
Shareholder Services Fee
   Class A Shares               $       ----                  ----
   Class B Shares               $       ----                  ----
Fees are allocated among Classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable Class of Shares.

For the fiscal years ended March 31, 1999, 1998 and 1997, fees paid by the fund for services are prior to the fund's reorganization as a portfolio of the Trust on ________, 1999.


HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.


Average Annual Total Returns and Yield
Yield and Effective Yield given for the 7-day period ended March 31, 1999.

Performance of the Fund shown is prior to its reorganization as a portfolio of the Trust on _______, 1999.



                            7-Day Period          1 Year    5 Years                10 Years
-------------------------------------------------------------------------------------------------------------
Class A Shares
Total Return
Yield
Effective Yield
                            7-Day Period          1 Year    5 Years       10 Years          Since  Inception
on December 17,                                                                                                    1994
Class B Shares
Total Return
Yield
Effective Yield

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD

The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o    references  to  ratings,   rankings,   and  financial  publications  and/or
     performance comparisons of Shares to certain indices;

o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

i Lipper Analytical Services, Inc. ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

i IBC/Donoghue's Money Fund Report publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

i Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

i Salomon 30-Day Treasury Bill Index is a weekly quote of the most representative yields for selected securities, issued by the U.S. Treasury, maturing in 30 days.


WHO IS FEDERATED INVESTORS, INC.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.


Federated Funds overview

Municipal Funds
In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.


Equity Funds
In the equity sector, Federated has more than 28 years' experience. As of December 31, 1998, Federated managed 27 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.


Corporate Bond Funds
In the corporate bond sector, as of December 31, 1998, Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $209 billion.


Government Funds
In the government sector, as of December 31, 1998, Federated manages 9 mortgage-backed, 5 government/ agency and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage-backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds within these maturity ranges.


Money Market Funds
In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime and 23 municipal with assets approximating $41.6 billion, $22.8 billion and $12.5 billion, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.


Mutual Fund Market
Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.


Federated Clients Overview

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients
Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B.
Fisher, President, Institutional Sales Division, Federated Securities Corp.


Bank Marketing
Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.


Broker/Dealers and Bank Broker/Dealer Subsidiaries
Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.


FINANCIAL INFORMATION

The Financial Statements for the Fund for the fiscal year ended March 31, 1999, are incorporated herein by reference to the Annual Report to Shareholders of Liberty U.S. Government Money Market Trust dated March 31, 1999.

ADDRESSES

Liberty U.S. Government Money market Trust

Class A Shares
Class B Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000


Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, PA 15222-3779


Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600


Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600


Independent Public Accountants
Arthur Andersen LLP
225 Franklin Street
Boston, MA 02110-2812


PART C.         OTHER INFORMATION.
Item 23           Exhibits:

    (a)  (i) Conformed copy of Declaration of Trust of the      Registrant; (12)

(ii) Conformed copy of Amendment to the  Declaration of Trust of the Registrant;
     (12)

(iii)Conformed copy of Amendment No. 2 to Declaration of Trust of the Registrant; (17)

(iv) Conformed copy of Amendment No. 3 to Declaration of Trust of the Registrant; (17)

(v) Conformed copy of Amendment No. 4 to Declaration of Trust of the Registrant; (17)

(vi) Conformed copy of Amendment No. 5 to Declaration of Trust of the Registrant; (17)

(vii)Conformed copy of Amendment No. 6 to Declaration of Trust of the Registrant; (17)

(viii) Conformed copy of Amendment No. 8 to Declaration of Trust of the Registrant; (10)

(ix) Conformed copy of Amendment No. 9 to Declaration of Trust of the Registrant; (15)

(x) Conformed copy of Amendment No. 10 to Declaration of Trust of the Registrant; (16)

    (b)

   (i)    Copy of By-Laws of the Registrant; (12)
            (ii)   Copy of Amendment No. 1 to By-Laws of the
                     Registrant; (17)
            (iii)  Copy of Amendment No. 2 to By-Laws of the    Registrant; (17)
            (iv)   Copy of Amendment No. 3 to By-Laws of the    Registrant; (17)
            (v)    Copy of Amendment No. 4 to By-Laws of the Registrant; (17)
    (c)     (i)      Copy of Specimen Certificate for Shares of Beneficial
                         Interest of the Registrant; (8)
            (ii)     Copies of Specimen Certificates for Shares of Beneficial
                     Interest of Automated Cash Management Trust-Cash II Shares and Institutional Service Shares and Treasury Obligations
                     Fund-Institutional Capital Shares; (16)

-------------------

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed June 1, 1994. (File Nos. 33-31602 and 811-5950)

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed February 21, 1995. (File Nos. 33-31602 and 811-5950)

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed September 29, 1995. (File Nos. 33-31602 and 811-5950)

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed September 23, 1996. (File Nos. 33-31602 and 811-5950)

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed September 23, 1997. (File Nos. 33-31602 and 811-5950)

17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 on Form N-1A filed September 28, 1998. (File Nos. 33-31602 and 811-5950)

 (d)   (i)     Conformed copy of Investment Advisory Contract of the Registrant;
(12)
         (ii) Conformed copies of Exhibits A through
         G to Investment Advisory Contract of the
         Registrant; (12) (iii) Conformed copy of
         Investment Advisory Contract of the
         Registrant (Government Obligations Tax
                  Managed Fund only); (11)
         (iv)     Conformed copy of Exhibit A to
                  Investment Advisory Contract of the
                  Registrant(Government Obligations
                  Tax Managed Fund only); (11)
(e)     (i)      Conformed copy of Distributor's Contract of the Registrant; (7)
         (ii)     Conformed copy of Exhibit B to the Distributor's Contract of the Registrant; (15)
         (iii)    Conformed copy of Exhibit D to the Distributor's Contract of the Registrant;
         (15)
         (iv)     Conformed copy of Exhibit E to the Distributor's Contract of the Registrant; (16)
         (v)      Conformed copy of Exhibit F to the Distributor's Contract of the Registrant; (16)
         (vi)     The Registrant hereby incorporates the conformed copy of
                    the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan Trustee/ Mutual Funds Service Agreement from Item 24(b)(6) of the
                    Cash Trust Series II Registration Statement on Form N-1A filed with the Commission on July 24, 1995.
                  (File Nos. 33-38550 and 811-6269).
 (f)            Not applicable;

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed May 6, 1994. (File Nos. 33-31602 and 811-5950)

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed May 7, 1995. (File Nos. 33-31602 and 811-5950)

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed September 29, 1995. (File Nos. 33-31602 and 811-5950)

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed September 23, 1996. (File Nos. 33-31602 and 811-5950)

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed September 23, 1997. (File Nos. 33-31602 and 811-5950)

     (g)      (i)      Conformed copy of Custodian Agreement of the
                         Registrant; (8)
              (ii)    Conformed copy of Custodian Fee Schedule;   (17)
     (h)      (i)      Conformed copy of Amended and Restated Agreement for
                         Fund Accounting Services, Administrative
                       Services, Transfer Agency Services and Custody Services
                          Procurement;(17)
              (ii) The responses described in Item
              23(e)(vi) are hereby incorporated by
              reference. (iii) Conformed copy of Amended and Restated Shareholder Services Agreement of the Registrant; (17) (iv) The Registrant hereby incorporates by reference the conformed copy of the Shareholder Services
                       Sub-Contract between Fidelity and
                       Federated Shareholder Services from
                       Item 24(b)(9)(iii) of the Federated
                       GNMA Trust Registration Statement
                       on Form N-1A, filed with the
                       Commission on March 25, 1996 (File
                       Nos. 2-75670 and 811-3375).
     (i) Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered; (12) (j)
     (i) Conformed copy of Consent of Deloitte & Touche
     LLP, Independent Auditors for:
                      (a)      Federated Master Trust; (19)
                      (b)      Liquid Cash Trust; (20)
                      (c)      Automated Government Money Trust;(19)
                      (d)      Trust for Short-Term U.S. Government
                                   Securities (19)
              (ii)    Conformed copy of Consent of Arthur Andersen LLP for:
                      (a)      Trust for Government Cash Reserves (19)
                      (b)      Trust for U.S. Treasury Obligations (19)
                      (c)      Federated Short-Term U.S. Government Trust (19)
     (k)      Not applicable;
     (l)      Conformed copy of Initial Capital Understanding; (12)


+        All exhibits are being filed electronically

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed June 1, 1994. (File Nos. 33-31602 and 811-5950)

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed September 29, 1995. (File Nos. 33-31602 and 811-5950)

17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 on Form N-1A filed September 28, 1998. (File Nos. 33-31602 and 811-5950)

19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed April 26, 1999. (File Nos. 33-31602 and 811-5950)

20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed May 25, 1999. (File Nos. 33-31602 and 811-5950)

              (m) (i) Conformed copy of Distribution Plan of the Registrant; (16) (ii) Conformed copy of
                       Exhibit A to the Distribution Plan of the Registrant; (16) (iii) The responses described in Item 23(e)(vi) are hereby incorporated by reference.
              (n) Copies of Financial Data Schedules; (not included per footnote 60 of Release No. 33-7684) (o) The
              Registrant hereby incorporates the conformed copy of the specimen Multiple Class Plan from
                       Item 24(b)(18) of the World Investment Series, Inc.
                         Registration Statement on Form N-1A, filed
                       with the Commission on January 26, 1996.
                         (File Nos. 33-52149 and 811-07141).
(p)           Conformed copy of Power of Attorney of the  Registrant; (18)
                       (i)     Conformed copy of Power of Attorney of
                               Chief Investment Officer of the Registrant; (18)
                       (ii)    Conformed copy of Power of Attorney of
                               Treasurer of the Registrant; (18)

Item 24.      Persons Controlled by or Under Common Control with Registrant:

              None

Item 25.      Indemnification:  (1)

Item 26.      Business and Other Connections of Investment Adviser:

(a) For a description of the other business of Federated Investment Management Company, the investment adviser for all the Trust's portfolio's, see the section entitled "Who Manages the Fund" in Part A. The affiliations with the Registrant of two of the Trustees and eight of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund." Mark D Olson, Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is:
              (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, Delaware 19947.

              The remaining Officers of the investment adviser are:

              Executive Vice Presidents:             William D. Dawson, III
                and Trustees                         Henry A. Frantzen
                                                     J. Thomas Madden

              Senior Vice Presidents:                Joseph M. Balestrino
                                                     David A. Briggs
                                                     Drew J. Collins
                                                     Jonathan C. Conley
                                                     Deborah A. Cunningham
                                                     Mark E. Durbiano
                                                     Jeffrey A. Kozemchak
                                                     Sandra L. McInerney
                                                     Susan M. Nason
                                                     Mary Jo Ochson
                                                     Robert J. Ostrowski

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed October 20, 1989. (File Nos. 33-31602 and 811-5950)

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed September 23, 1997. (File Nos. 33-31602 and 811-5950)

18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 on Form N-1A filed February 12, 1999. (File Nos. 33-31602 and 811-5950)

              Vice Presidents:                        Todd A. Abraham
                                                      J. Scott Albrecht
                                                      Arthur J. Barry
                                                      Randall S. Bauer
                                                      Micheal W. Casey
                                                      Robert E. Cauley
                                                      Kenneth J. Cody
                                                      Alexandre de Bethmann
                                                      B. Anthony Delserone, Jr.
                                                      Michael P. Donnelly
                                                      Linda A. Duessel
                                                      Donald T. Ellenberger
                                                      Kathleen M. Foody-Malus
                                                      Thomas M. Franks
                                                      Edward C. Gonzales
                                                      James E. Grefenstette
                                                      Mark Halperin
                                                      Patricia L. Heagy
                                                      Susan R. Hill
                                                      William R. Jamison
                                                      Constantine J. Kartsonas
                                                      Stephen A. Keen
                                                      Robert M. Kowit
                                                      Richard J. Lazarchic
                                                      Steven Lehman
                                                      Marian R. Marinack
                                                      William M. Painter
                                                      Jeffrey A. Petro
                                                      Keith J. Sabol
                                                      Frank Semack
                                                      Aash M. Shah
                                                      Michael W. Sirianni, Jr.
                                                      Christopher Smith
                                                      Tracy P. Stouffer
                                                      Edward J. Tiedge
                                                      Peter Vutz
                                                      Paige M. Wilhelm
                                                      George B. Wright
                                                      Jolanta M. Wysocka

              Assistant Vice Presidents:              Nancy J. Belz
                                                      Lee R. Cunningham, II
                                                      James H. Davis, II
                                                      Jacqueline A. Drastal
                                                      Paul S. Drotch
                                                      Salvatore A. Esposito
                                                      Donna M. Fabiano
                                                      Gary E. Farwell
                                                      Eamonn G. Folan
                                                      John T. Gentry
                                                      John W. Harris
                                                      Nathan H. Kehm
                                                      John C. Kerber
                                                      Grant K. McKay
                                                      Natalie F. Metz
                                                      Joseph M. Natoli
                                                      Ihab Salib
                                                      James W. Schaub
                                                      John Sheehy
                                                      Matthew K. Stapen
                                                      Diane Tolby
                                                      Timothy G. Trebilcock
                                                      Leonardo A. Vila
                                                      Steven J. Wagner
                                                      Lori A. Wolff

              Secretary:                              G. Andrew Bonnewell

              Treasurer:                              Thomas R. Donahue

              Assistant Secretary & Trustee:          Thomas R. Donahue
              Assistant Secretaries:                  Richard B. Fisher
                                                      Christine I. Newcamp

              Assistant Treasurer:                    Richard B. Fisher

              The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.

Item 27.  Principal Underwriters:

     (a)......Federated  Securities  Corp.  the  Distributor  for  shares of the
Registrant,  acts as  principal  underwriter  for the  following  ....  open-end investment companies, including the Registrant:

Automated Government Money Trust; Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; Fixed Income Securities, Inc.; ; Hibernia Funds; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Regions Funds; RIGGS Funds; SouthTrust Funds; Tax-Free Instruments Trust; The Planters Funds; The Wachovia Funds; The Wachovia Municipal Funds; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; World Investment Series, Inc.; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; DG Investor Series; High Yield Cash Trust; Investment Series Trust; Star Funds; Targeted Duration Trust; The Virtus Funds; Trust for Financial Institutions;

     Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.




                  (b)

              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Richard B. Fisher                          Director, Chairman, Chief                        Vice President
Federated Investors Tower                  Executive Officer, Chief
1001 Liberty Avenue                        Operating Officer, Asst.
Pittsburgh, PA 15222-3779                  Secretary and Asst.
                                           Treasurer, Federated
                                           Securities Corp.

Arthur L. Cherry                           Director
Federated Investors Tower                  Federated Securities Corp.                             --
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Fisher                             Director
Federated Investors Tower                  Federated Securities Corp.                             --
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas R. Donahue                          Director, Assistant Secretary                          --
Federated Investors Tower                  and Assistant Treasurer
1001 Liberty Avenue                        Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz                              President-Broker/Dealer and                            --
Federated Investors Tower                  Director
1001 Liberty Avenue                        Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Fisher                             President-Institutional Sales,                         --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward C. Gonzales                         Executive Vice President                               --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David M. Taylor                            Executive Vice President                               --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark W. Bloss                              Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard W. Boyd                            Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Laura M. Deger                             Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.                       Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779





              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Bryant R. Fisher                           Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher T. Fives                       Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James S. Hamilton                          Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James M. Heaton                            Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Keith Nixon                                Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Solon A. Person, IV                        Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Timothy C. Pillion                         Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas E. Territ                           Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest G. Anderson                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Bohnet                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis                   Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Matthew W. Brown                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779





              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

David J. Callahan                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark Carroll                               Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Steven R. Cohen                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mary J. Combs                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kevin J. Crenny                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Daniel T. Culbertson                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Michael Cullen                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Marc C. Danile                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert J. Deuberry                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Doyle                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Mark D. Fisher                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark A. Gessner                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Joseph D. Gibbons                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John K. Goettlicher                        Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Craig S. Gonzales                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Tad Gullickson                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Dayna C. Haferkamp                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Raymond Hanley                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bruce E. Hastings                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth A. Hetzel                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James E. Hickey                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Charlene H. Jennings                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

H. Joseph Kennedy                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779





              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Michael W. Koenig                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher A. Layton                      Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael H. Liss                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael R. Manning                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark J. Miehl                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard C. Mihm                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas P. Moretti                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Alec H. Neilly                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas A. Peters III                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert F. Phillips                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard A. Recker                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Eugene B. Reed                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul V. Riordan                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779





              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

John Rogers                                Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Brian S. Ronayne                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Segura                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward L. Smith                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David W. Spears                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John A. Staley                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Colin B. Starks                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Tustin                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul A. Uhlman                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Miles J. Wallace                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John F. Wallin                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779





              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Richard B. Watts                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski                      Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael P. Wolff                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert W. Bauman                           Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward R. Bozek                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Terri E. Bush                              Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth C. Dell                               Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David L. Immonen                           Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John T. Glickson                           Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Renee L. Martin                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert M. Rossi                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Matthew S. Hardin                          Secretary,                                             --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Denis McAuley  Treasurer,                  --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779





              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Leslie K. Ross Assistant Secretary,        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

                  (c)      Not applicable

Item 28.          Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:



Registrant                                                Federated Investors Tower
                                                          1001 Liberty Avenue
                                                          Pittsburgh, PA 15222-3779

     (Notices should be sent to the Agent for Service at the above address.)

                                                          Federated Investors Funds
                                                          5800 Corporate Drive
                                                          Pittsburgh, PA 15237-7000

Federated Shareholder Services Company                    P.O. Box 8600
("Transfer Agent and Dividend                             Boston, MA 02266-8600
Disbursing Agent")

Federated Services Company                                Federated Investors Tower
("Administrator")                                         1001 Liberty Avenue
                                                          Pittsburgh, PA 15222-3779

Federated Investment Management                           Federated Investors Tower
Company ("Adviser")                                       1001 Liberty Avenue
                                                          Pittsburgh, PA 15222-3779

State Street Bank and Trust Company                       P.O. Box 8600
("Custodian")                                             Boston, MA 02266-8600


Item 29.          Management Services:  Not applicable.


Item 30.          Undertakings:

                  Registrant hereby undertakes to comply with the provisions of
                  Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, MONEY MARKET OBLIGATIONS TRUST, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 4th day of June, 1999.

                         MONEY MARKET OBLIGATIONS TRUST

                           BY: /s/ Leslie K. Ross
                           Leslie K. Ross, Assistant Secretary
                           Attorney in Fact for John F. Donahue
                           June 4, 1999

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:



NAME                                                     TITLE                                   DATE

By:   /s/ Leslie K. Ross
      Leslie K. Ross                                 Attorney In Fact                   June 4, 1999
      ASSISTANT SECRETARY                            For the Persons
                                                     Listed Below

      NAME                                              TITLE

John F. Donahue*                                       Chairman and Trustee
                                                       (Chief Executive Officer)

J. Christopher Donahue*                                President

Richard J. Thomas*                                     Treasurer(Principal Financial and
                                                       Accounting Officer)

William D. Dawson, III*                                Chief Investment Officer

Thomas G. Bigley*                                      Trustee

John T. Conroy, Jr.*                                   Trustee

John F. Cunningham*                                    Trustee

Lawrence D. Ellis, M.D.*                               Trustee

Peter E. Madden*                                       Trustee

Charles F. Mansfield, Jr.*                             Trustee

John E. Murray, Jr., J.D., S.J.D.*                     Trustee

Marjorie P. Smuts*                                     Trustee

John S. Walsh*                                         Trustee

* By Power of Attorney
